                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599
                 ----------------------------------------------

                            STATE STREET MASTER FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                        Copy to:

Julie Tedesco, Vice President and Senior Counsel            Timothy W. Diggins, Esq.
       State Street Bank and Trust Company                        Ropes & Gray
         225 Franklin Street, 2nd Floor                     One International Place
           Boston, Massachusetts 02110                  Boston, Massachusetts 02110-2624



Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2005

ITEM 1:  SHAREHOLDER REPORT

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Portfolio's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005    DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                 $1,000.00        $  985.98          $0.22
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                      $1,000.00        $1,024.57          $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2005 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         JUNE 30, 2005
----------------------------------------------------------------------------
Common Stocks                                                       97.7%
----------------------------------------------------------------------------
Money Market Funds                                                   4.4
----------------------------------------------------------------------------
U.S. Government Securities                                           0.2
----------------------------------------------------------------------------
Liabilities less cash and other assets                              (2.3)
----------------------------------------------------------------------------
Total                                                              100.0%

----------------------------------------------------------------------------

----------------------------------------------------------------------------
TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*           JUNE 30, 2005
Financials                                                          19.9%
----------------------------------------------------------------------------
Information Technology                                              15.0
----------------------------------------------------------------------------
Health Care                                                         12.9
----------------------------------------------------------------------------
Industrials                                                         11.1
----------------------------------------------------------------------------
Consumer Discretionary                                              11.1
----------------------------------------------------------------------------
Total                                                               70.0%
----------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
COMMON STOCKS -- 97.67%
CONSUMER DISCRETIONARY -- 11.07%
AutoNation, Inc.(a)                 48,800    $    1,001
AutoZone, Inc.(a)                   13,987         1,293
Bed Bath & Beyond, Inc.(a)          63,114         2,637
Best Buy Co., Inc.                  63,621         4,361
Big Lots, Inc.(a)                   24,438           324
Black & Decker Corp.                17,033         1,530
Brunswick Corp.                     20,829           902
Carnival Corp.(b)                  112,919         6,160
Centex Corp.(b)                     26,976         1,906
Circuit City Stores, Inc.           41,339           715
Clear Channel Communications,
  Inc.                             108,865         3,367
Coach, Inc.(a)                      81,400         2,733
Comcast Corp.(a)                   471,067        14,462
Cooper Tire & Rubber Co.(b)         12,537           233
Dana Corp.                          32,949           495
Darden Restaurants, Inc.            31,910         1,052
Delphi Corp.(b)                    121,567           565
Dillard's, Inc. Class A(b)          15,253           357
Dollar General Corp.(b)             65,215         1,328
Dow Jones & Co., Inc.(b)            15,326           543
D.R. Horton, Inc.                    3,900           147
Eastman Kodak Co.                   60,837         1,634
eBay, Inc.(a)                      261,920         8,646
Family Dollar Stores, Inc.          36,368           949
Federated Department Stores,
  Inc.                              35,976         2,636
Ford Motor Co.(b)                  390,255         3,996
Fortune Brands, Inc.                30,866         2,741
Gannett Co., Inc.                   53,538         3,808
Gap, Inc.                          161,830         3,196
General Motors Corp.(b)            121,173         4,120
Genuine Parts Co.                   37,793         1,553
Goodyear Tire & Rubber
  Co.(a)(b)                         37,942           565
Harley-Davidson, Inc.               60,838         3,018
Harrah's Entertainment, Inc.        38,233         2,756
Hasbro, Inc.                        36,087           750
Hilton Hotels Corp.                 81,743         1,950
Home Depot, Inc.                   458,457        17,834
International Game Technology       73,352         2,065
Interpublic Group of Cos.,
  Inc.(a)                           91,677         1,117

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
JC Penney & Co., Inc.               56,188    $    2,954
Johnson Controls, Inc.              41,196         2,321
Jones Apparel Group, Inc.           26,679           828
KB HOME                             17,662         1,346
Knight-Ridder, Inc.                 16,291           999
Kohl's Corp.(a)                     69,510         3,886
Leggett & Platt, Inc.               41,354         1,099
Limited Brands                      82,669         1,771
Liz Claiborne, Inc.                 23,541           936
Lowe's Cos., Inc.                  165,023         9,608
Marriot International, Inc.
  Class A                           42,839         2,923
Mattel, Inc.                        89,845         1,644
May Department Stores Co.           65,567         2,633
Maytag Corp.(b)                     17,529           275
McDonald's Corp.                   271,653         7,538
McGraw-Hill, Inc.                   80,026         3,541
Meredith Corp.                       9,847           483
New York Times Co. Class A          31,545           983
Newell Rubbermaid, Inc.(b)          59,621         1,421
News Corp. Class A                 615,700         9,962
NIKE, Inc. Class B                  49,113         4,253
Nordstrom, Inc.                     26,738         1,817
Office Depot, Inc.(a)               67,570         1,543
OfficeMax, Inc.(b)                  14,319           426
Omnicom Group, Inc.                 39,217         3,132
Pulte Homes, Inc.                   25,236         2,126
Radioshack Corp.                    34,353           796
Reebok International, Ltd.          12,071           505
Reynolds American, Inc.(b)          24,740         1,950
Sears Holdings Corp.(a)             21,952         3,290
Sherwin-Williams Co.                27,370         1,289
Snap-On, Inc.(b)                    12,548           430
Stanley Works                       16,332           744
Staples, Inc.                      158,325         3,376
Starbucks Corp.(a)                  83,226         4,300
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           47,312         2,771
Target Corp.                       188,657        10,265
Tiffany & Co.                       31,568         1,034
Time Warner, Inc.(a)             1,000,847        16,724
TJX Cos., Inc.                     100,513         2,448
Toys "R" Us, Inc.(a)                46,669         1,236
Tribune Co.                         63,455         2,232

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
CONSUMER DISCRETIONARY -- (CONTINUED)
Univision Communications, Inc.
  Class A(a)                        63,118    $    1,739
V.F. Corp.                          21,588         1,235
Viacom, Inc. Class B               356,697        11,421
Visteon Corp.                       27,553           166
Walt Disney Co.                    437,373        11,013
Wendy's International, Inc.         24,567         1,171
Whirlpool Corp.                     14,466         1,014
Yum! Brands, Inc.                   62,122         3,235
                                              ----------
                                                 264,277
                                              ----------
CONSUMER STAPLES -- 9.81%
Alberto Culver Co. Class B          18,258           791
Albertson's, Inc.(b)                79,613         1,646
Altria Group, Inc.                 444,464        28,739
Anheuser-Busch Cos., Inc.          165,867         7,588
Archer-Daniels-Midland Co.         132,667         2,836
Avon Products, Inc.                100,548         3,806
Brown-Forman Corp. Class B          19,582         1,184
Campbell Soup Co.                   69,283         2,132
Clorox Co.                          33,010         1,839
Coca-Cola Co.                      484,135        20,213
Coca-Cola Enterprises, Inc.         74,900         1,649
Colgate-Palmolive Co.              111,735         5,577
ConAgra Foods, Inc.                109,746         2,542
Constellation Brands, Inc.
  Class A(a)                         3,700           110
Costco Wholesale Corp.             103,551         4,641
CVS Corp.                          175,484         5,101
General Mills, Inc.                 80,464         3,765
Gillette Co.                       214,844        10,878
H.J. Heinz Co.                      74,520         2,640
Hershey Foods Corp.                 46,608         2,894
Kellogg Co.                         74,829         3,325
Kimberly-Clark Corp.               102,164         6,395
Kroger Co.(a)                      155,822         2,965
McCormick & Co., Inc.               29,400           961
Molson Coors Brewing Co., Class
  B                                 16,744         1,038
Pepsi Bottling Group, Inc.          41,853         1,197
PepsiCo, Inc.                      359,710        19,399
Procter & Gamble Co.               531,122        28,017
Safeway, Inc.(a)                    95,193         2,150
Sara Lee Corp.                     168,217         3,332

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
SuperValu, Inc.                     29,060    $      948
Sysco Corp.                        135,181         4,892
UST Corp.                           35,747         1,632
Wal-Mart Stores, Inc.              717,728        34,595
Walgreen Co.                       218,110        10,031
Wrigley Wm., Jr. Co.                41,616         2,865
                                              ----------
                                                 234,313
                                              ----------
ENERGY -- 8.26%
Amerada Hess Corp.                  18,402         1,960
Anadarko Petroleum Corp.            50,654         4,161
Apache Corp.                        69,830         4,511
Ashland, Inc.                       14,480         1,041
Baker Hughes, Inc.                  72,080         3,688
BJ Services Co.                     34,955         1,834
Burlington Resources, Inc.          82,456         4,555
ChevronTexaco Corp.                450,394        25,186
ConocoPhillips                     297,382        17,097
Devon Energy Corp.                 101,222         5,130
EOG Resources, Inc.                 50,868         2,889
ExxonMobil Corp.                 1,364,402        78,412
Halliburton Co.                    107,586         5,145
Kerr-McGee Corp.                    24,721         1,886
Marathon Oil Corp.                  73,934         3,946
Nabors Industries, Ltd.(a)          32,815         1,989
National Oilwell Varco,
  Inc.(a)(b)                        36,300         1,726
Noble Corp.                         29,323         1,804
Occidental Petroleum Corp.          85,123         6,549
Rowan Cos., Inc.(b)                 23,239           690
Schlumberger, Ltd.                 125,907         9,561
Sunoco, Inc.                        14,928         1,697
Transocean, Inc.(a)                 70,895         3,826
Unocal Corp.                        57,688         3,753
Valero Energy Corp.                 54,700         4,327
                                              ----------
                                                 197,363
                                              ----------
FINANCIALS -- 19.85%
ACE, Ltd.                           60,455         2,711
AFLAC, Inc.                        107,416         4,649
Allstate Corp.                     142,707         8,527
Ambac Financial Group, Inc.         23,047         1,608
American Express Co.               250,573        13,338
American International Group,
  Inc.                             556,783        32,349
AmSouth Bancorp                     75,519         1,964

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
FINANCIALS -- (CONTINUED)
AON Corp.                           68,523    $    1,716
Apartment Investment &
  Management Co. Class A            20,500           839
Archstone-Smith Trust               42,400         1,638
Bank of America Corp.              862,600        39,343
Bank of New York Co., Inc.         166,679         4,797
BB&T Corp.                         117,018         4,677
Bear Stearns Cos., Inc.             24,099         2,505
Capital One Financial Corp.         54,815         4,386
Charles Schwab Corp.               244,493         2,758
Chubb Corp.                         42,539         3,642
Cincinnati Financial Corp.          35,405         1,401
CIT Group, Inc.                     44,800         1,925
Citigroup, Inc.                  1,115,371        51,564
Comerica, Inc.                      36,232         2,094
Compass Bancshares, Inc.(b)         26,600         1,197
Countrywide Financial Corp.        127,386         4,918
E*Trade Financial Corp.(a)          80,600         1,128
Equity Office Properties Trust      85,841         2,841
Equity Residential                  60,107         2,213
Fannie Mae                         206,729        12,073
Federal Home Loan Mortgage
  Corp.                            148,846         9,709
Federated Investors, Inc. Class
  B                                 20,700           621
Fifth Third Bancorp(b)             110,900         4,570
First Horizon National Corp.(b)     26,717         1,127
Franklin Resources, Inc.            42,144         3,244
Golden West Financial Corp.(b)      60,222         3,877
Goldman Sachs Group, Inc.           94,400         9,631
Hartford Financial Services
  Group, Inc.                       63,088         4,718
Huntington Bancshares, Inc.(b)      50,054         1,208
J.P. Morgan Chase & Co.            755,219        26,674
Janus Capital Group, Inc.           48,419           728
Jefferson-Pilot Corp.               29,560         1,490
KeyCorp                             86,509         2,868
Lehman Brothers Holdings, Inc.      58,918         5,849
Lincoln National Corp.              37,731         1,770
Loews Corp.                         34,414         2,667
M & T Bank Corp.                    21,200         2,229
Marsh & McLennan Cos., Inc.        112,736         3,123
Marshall & Ilsley Corp.             44,892         1,995

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
MBIA, Inc.                          28,958    $    1,718
MBNA Corp.                         270,802         7,084
Mellon Financial Corp.              90,223         2,589
Merrill Lynch & Co., Inc.          201,927        11,108
MetLife, Inc.                      156,407         7,029
MGIC Investment Corp.               20,162         1,315
Moody's Corp.                       58,430         2,627
Morgan Stanley                     234,043        12,280
National City Corp.                126,691         4,323
North Fork Bancorp, Inc.           104,435         2,934
Northern Trust Corp.                43,940         2,003
Plum Creek Timber Co., Inc.         39,780         1,444
PNC Financial Services Group,
  Inc.                              60,247         3,281
Principal Financial Group, Inc.     62,750         2,629
Progressive Corp.(b)                42,447         4,194
ProLogis                            39,000         1,569
Providian Financial Corp.(a)        63,473         1,119
Prudential Financial, Inc.         111,900         7,347
Regions Financial Corp.             99,009         3,354
SAFECO Corp.                        27,464         1,492
Simon Property Group, Inc.          47,163         3,419
SLM Corp.                           89,642         4,554
Sovereign Bancorp, Inc.             77,900         1,740
St. Paul Travelers Cos., Inc.      143,425         5,670
State Street Corp.(c)               71,125         3,432
SunTrust Banks, Inc.                72,672         5,250
Synovus Financial Corp.             67,004         1,921
T. Rowe Price Group, Inc.           26,790         1,677
Torchmark Corp.                     22,276         1,163
U.S. Bancorp                       391,461        11,431
UnumProvident Corp.(b)              64,235         1,177
Wachovia Corp.                     336,686        16,700
Washington Mutual, Inc.            189,313         7,703
Wells Fargo Co.                    362,311        22,311
XL Capital, Ltd. Class A            29,532         2,198
Zions Bancorp                       19,419         1,428
                                              ----------
                                                 474,112
                                              ----------
HEALTH CARE -- 12.91%
Abbott Laboratories                331,167        16,231
Aetna, Inc.                         62,064         5,140
Allergan, Inc.                      27,891         2,377
AmerisourceBergen Corp.             22,816         1,578
Amgen, Inc.(a)                     264,275        15,978

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
HEALTH CARE -- (CONTINUED)
Applera Corp. -- Applied
  Biosystems Group                  42,467    $      835
Bausch & Lomb, Inc.                 11,625           965
Baxter International, Inc.         132,726         4,924
Becton, Dickinson & Co.             53,829         2,824
Biogen Idec, Inc.(a)                75,473         2,600
Biomet, Inc.                        53,741         1,862
Boston Scientific Corp.(a)         160,196         4,325
Bristol-Myers Squibb Co.           417,317        10,425
C.R. Bard, Inc.                     22,694         1,509
Cardinal Health, Inc.               91,466         5,267
Caremark Rx, Inc.(a)                96,908         4,314
Chiron Corp.(a)                     31,244         1,090
CIGNA Corp.                         27,989         2,996
Eli Lilly & Co.                    241,997        13,482
Express Scripts, Inc.(a)            31,700         1,584
Forest Laboratories, Inc.(a)        72,706         2,825
Genzyme Corp.(a)                    55,005         3,305
Gilead Sciences, Inc.(a)            96,800         4,258
Guidant Corp.                       68,864         4,635
HCA, Inc.                           90,759         5,143
Health Management Associates,
  Inc. Class A                      52,698         1,380
Hospira, Inc.(a)                    33,036         1,288
Humana, Inc.(a)                     34,425         1,368
IMS Health, Inc.                    48,381         1,198
Johnson & Johnson                  637,746        41,453
King Pharmaceuticals, Inc.(a)       52,332           545
Laboratory Corp. of America
  Holdings(a)                       29,200         1,457
Manor Care, Inc.                    18,651           741
McKesson Corp.                      63,631         2,850
Medco Health Solutions, Inc.(a)     58,672         3,131
MedImmune, Inc.(a)                  53,965         1,442
Medtronic, Inc.                    258,402        13,383
Merck & Co., Inc.                  470,603        14,495
Millipore Corp.(a)                  10,728           609
Mylan Laboratories Inc.             58,200         1,120
Pfizer, Inc.                     1,594,574        43,978
Quest Diagnostics Inc.              39,400         2,099
Schering-Plough Corp.              316,124         6,025
St. Jude Medical, Inc.(a)           76,894         3,353

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Stryker Corp.                       79,908    $    3,800
Tenet Healthcare Corp.(a)          101,109         1,238
UnitedHealth Group, Inc.           270,468        14,102
Watson Pharmaceuticals, Inc.(a)     23,703           701
Wellpoint, Inc.(a)                 132,078         9,198
Wyeth                              288,031        12,817
Zimmer Holdings, Inc.(a)            52,720         4,016
                                              ----------
                                                 308,259
                                              ----------
INDUSTRIALS -- 11.12%
3M Co.                             164,384        11,885
Allied Waste Industries,
  Inc.(a)(b)                        59,067           468
American Power Conversion
  Corp.                             38,867           917
American Standard Cos., Inc.        38,221         1,602
Apollo Group, Inc.(a)               35,275         2,759
Avery Dennison Corp.                22,070         1,169
Boeing Co.                         176,445        11,645
Burlington Northern Santa Fe
  Corp.                             80,950         3,811
Caterpillar, Inc.                   73,185         6,975
Cendant Corp.                      225,922         5,054
Cintas Corp.                        32,282         1,246
Cooper Industries, Ltd.             19,921         1,273
CSX Corp.                           45,824         1,955
Cummins, Inc.(b)                     9,173           684
Danaher Corp.                       58,626         3,069
Deere & Co.                         52,641         3,447
Delta Air Lines, Inc.(a)(b)         30,193           114
Dover Corp.                         44,013         1,601
Eaton Corp.                         32,178         1,927
Emerson Electric Co.                89,035         5,576
Equifax, Inc.                       27,769           992
FedEx Corp.                         64,546         5,229
Fluor Corp.                         18,106         1,043
General Dynamics Corp.              42,806         4,689
General Electric Co.(d)          2,273,123        78,764
Goodrich Co.                        25,755         1,055
H&R Block, Inc.                     35,710         2,084
Honeywell International, Inc.      182,442         6,683
Illinois Tool Works, Inc.           58,264         4,643
Ingersoll-Rand Co. Class A          36,050         2,572
ITT Industries, Inc.                19,602         1,914
L-3 Communications Holdings,
  Inc.                              24,900         1,907
Lockheed Martin Corp.               85,971         5,577

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INDUSTRIALS -- (CONTINUED)
Masco Corp.                         92,674    $    2,943
Monster Worldwide, Inc.(a)          25,792           740
Navistar International Corp.(a)     14,280           457
Norfolk Southern Corp.              85,261         2,640
Northrop Grumman Corp.              76,778         4,242
PACCAR, Inc.                        36,970         2,514
Pall Corp.(b)                       26,774           813
Parker-Hannifin Corp.               25,923         1,608
Pitney Bowes, Inc.                  49,139         2,140
R.R. Donnelley & Sons Co.           46,660         1,610
Raytheon Co.                        96,614         3,780
Robert Half International, Inc.     35,014           874
Rockwell Automation, Inc.           37,820         1,842
Rockwell Collins, Inc.              38,219         1,822
Ryder Systems, Inc.                 13,980           512
Southwest Airlines Co.(b)          156,740         2,183
Textron, Inc.                       29,175         2,213
Tyco International, Ltd.           434,548        12,689
Union Pacific Corp.                 55,640         3,605
United Parcel Service, Inc.
  Class B                          237,900        16,453
United Technologies Corp.          218,714        11,231
W.W. Grainger, Inc.                 18,109           992
Waste Management, Inc.             121,179         3,434
                                              ----------
                                                 265,666
                                              ----------
INFORMATION TECHNOLOGY -- 14.96%
ADC Telecommunications,
  Inc.(a)(b)                        25,018           545
Adobe Systems, Inc.                103,742         2,969
Advanced Micro Devices, Inc.(a)     83,484         1,448
Affiliated Computer Services,
  Inc.(a)                           27,400         1,400
Agilent Technologies, Inc.(a)       91,927         2,116
Altera Corp.(a)                     79,078         1,567
Analog Devices, Inc.                79,361         2,961
Andrew Corp.(a)                     34,827           444
Apple Computer, Inc.(a)            175,192         6,449
Applied Materials, Inc.            351,161         5,682
Applied Micro Circuits Corp.(a)     68,042           174
Autodesk, Inc.                      48,730         1,675
Automatic Data Processing, Inc.    124,938         5,244
Avaya, Inc.(a)                     103,715           863
BMC Software, Inc.(a)               48,036           862

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Broadcom Corp.(a)                   61,846    $    2,196
CIENA Corp.(a)(b)                  126,088           263
Cisco Systems, Inc.(a)           1,371,759        26,214
Citrix Systems, Inc.(a)(b)          36,853           798
Computer Associates
  International, Inc.              113,344         3,115
Computer Sciences Corp.(a)          39,282         1,717
Compuware Corp.(a)                  84,057           604
Comverse Technology, Inc.(a)        42,838         1,013
Convergys Corp.(a)                  30,805           438
Corning, Inc.(a)                   310,585         5,162
Dell, Inc.(a)                      519,991        20,545
Electronic Arts, Inc.(a)            65,600         3,714
Electronic Data Systems Corp.      111,386         2,144
EMC Corp.(a)                       513,541         7,041
First Data Corp.                   166,304         6,675
Fiserv, Inc.(a)                     40,847         1,754
Fisher Scientific
  International, Inc.(a)            25,400         1,648
Freescale Semiconductor,
  Inc.(a)                           86,808         1,839
Gateway, Inc.(a)(b)                 65,065           215
Hewlett-Packard Co.                616,519        14,494
Intel Corp.                      1,324,303        34,511
International Business Machines
  Corp.                            346,318        25,697
Intuit, Inc.(a)                     40,051         1,807
Jabil Circuit, Inc.(a)              38,813         1,193
JDS Uniphase Corp.(a)(b)           312,419           475
KLA-Tencor Corp.                    42,364         1,851
Lexmark International Group,
  Inc. Class A(a)                   26,902         1,744
Linear Technology Corp.             65,375         2,399
LSI Logic Corp.(a)(b)               84,935           721
Lucent Technologies, Inc.(a)(b)    943,172         2,745
Maxim Integrated Products, Inc.     69,556         2,658
Mercury Interactive Corp.(a)        18,248           700
Micron Technology, Inc.(a)         132,632         1,354
Microsoft Corp.(d)               2,154,304        53,513
Molex, Inc.(b)                      36,210           943
Motorola, Inc.                     523,598         9,561
National Semiconductor Corp.        74,518         1,642
NCR Corp.(a)                        40,384         1,418
Network Appliance, Inc.(a)          77,867         2,201

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Novell, Inc.(a)(b)                  82,542    $      512
Novellus Systems, Inc.(a)           30,569           755
NVIDIA Corp.(a)                     35,951           961
Oracle Corp.(a)                    944,438        12,467
Parametric Technology Corp.(a)      58,241           372
Paychex, Inc.                       75,627         2,461
PerkinElmer, Inc.                   28,357           536
PMC-Sierra, Inc.(a)(b)              38,624           360
QLogic Corp.(a)                     20,045           619
QUALCOMM, Inc.                     348,878        11,516
Sabre Holdings Corp. Class A(b)     28,424           567
Sanmina-SCI Corp.(a)               112,858           617
Scientific-Atlanta, Inc.            32,168         1,070
Siebel Systems, Inc.(a)(b)         110,658           985
Solectron Corp.(a)                 210,214           797
Sun Microsystems, Inc.(a)          718,988         2,682
SunGard Data Systems, Inc.(a)       61,450         2,161
Symantec Corp.(a)                  151,200         3,287
Symbol Technologies, Inc.           52,185           515
Tektronix, Inc.                     19,529           454
Tellabs, Inc.(a)                    95,775           833
Teradyne, Inc.(a)(b)                42,792           512
Texas Instruments, Inc.            356,203         9,999
Thermo Electron Corp.(a)            34,829           936
Unisys Corp.(a)                     72,779           461
VERITAS Software Corp.(a)           89,783         2,191
Waters Corp.(a)                     25,057           931
Xerox Corp.(a)                     203,842         2,811
Xilinx, Inc.                        74,104         1,890
Yahoo!, Inc.(a)                    282,780         9,798
                                              ----------
                                                 357,177
                                              ----------
MATERIALS -- 2.84%
Air Products & Chemicals, Inc.      48,489         2,924
Alcoa, Inc.                        186,646         4,877
Allegheny Technologies, Inc.        19,329           426
Ball Corp.                          23,770           855
Bemis Co., Inc.                     23,128           614
Dow Chemical Co.                   205,999         9,173
E.I. Du Pont de Nemours & Co.      212,939         9,158
Eastman Chemical Co.                16,862           930
Ecolab, Inc.                        46,826         1,515
Engelhard Corp.                     26,530           757

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      38,614    $    1,446
Georgia-Pacific Group               55,940         1,779
Great Lakes Chemical Corp.          11,403           359
Hercules, Inc.(a)                   24,698           349
International Flavors &
  Fragrances, Inc.                  19,104           692
International Paper Co.            104,456         3,156
Louisiana-Pacific Corp.             23,859           586
MeadWestvaco Corp.                  39,988         1,121
Monsanto Co.                        56,746         3,568
Newmont Mining Corp.                94,642         3,694
Nucor Corp.(b)                      34,404         1,569
Pactiv Corp.(a)                     32,164           694
Phelps Dodge Corp.                  20,505         1,897
PPG Industries, Inc.                36,890         2,315
Praxair, Inc.                       68,720         3,202
Rohm & Haas Co.                     41,296         1,914
Sealed Air Corp.(a)                 18,036           898
Sigma-Aldrich Corp.                 14,893           835
Temple-Inland, Inc.                 28,228         1,049
United States Steel Corp.(b)        24,602           846
Vulcan Materials Co.                22,096         1,436
Weyerhaeuser Co.                    51,724         3,292
                                              ----------
                                                  67,926
                                              ----------
TELECOMMUNICATION SERVICES -- 3.11%
ALLTEL Corp.                        70,098         4,366
AT&T Corp.                         170,547         3,247
BellSouth Corp.                    391,228        10,395
CenturyTel, Inc.(b)                 29,108         1,008
Citizens Communications Co.         72,677           977
Nextel Communications, Inc.
  Class A(a)                       240,536         7,772
Qwest Communications
  International, Inc.(a)(b)        354,222         1,314
SBC Communications, Inc.           705,804        16,763
Sprint Corp. (Fon Group)           315,523         7,916
Verizon Communications, Inc.       591,898        20,450
                                              ----------
                                                  74,208
                                              ----------
UTILITIES -- 3.74%
AES Corp.(a)                       137,914         2,259
Allegheny Energy, Inc.(a)(b)        33,899           855

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
UTILITIES -- (CONTINUED)
Ameren Corp.                        43,542    $    2,408
American Electric Power Co.,
  Inc.                              81,654         3,011
Calpine Corp.(a)(b)                115,752           394
CenterPoint Energy, Inc.(b)         62,493           826
Cinergy Corp.                       41,358         1,854
CMS Energy Corp.(a)                 46,605           702
Consolidated Edison, Inc.(b)        51,622         2,418
Constellation Energy Group,
  Inc.                              38,103         2,198
Dominion Resources, Inc.            72,987         5,356
DTE Energy Co.(b)                   37,646         1,761
Duke Energy Corp.(b)               197,977         5,886
Dynegy Inc. Class A(a)(b)           71,630           348
Edison International                69,362         2,813
El Paso Corp.                      138,994         1,601
Entergy Corp.                       45,443         3,433
Exelon Corp.(b)                    142,578         7,319
FirstEnergy Corp.                   70,312         3,383
FPL Group, Inc.                     83,378         3,507
KeySpan Corp.                       38,506         1,567
Kinder Morgan, Inc.                 23,138         1,925
Nicor, Inc.(b)                       9,913           408
NiSource, Inc.                      58,567         1,448
Peoples Energy Corp.(b)              8,131           353
PG&E Corp.                          80,823         3,034
Pinnacle West Capital Corp.         22,381           995
PPL Corp.                           40,268         2,391
Progress Energy, Inc.               52,608         2,380
Public Service Enterprise
  Group, Inc.                       50,722         3,085
Sempra Energy                       51,389         2,123
Southern Co.(b)                    159,158         5,518
TECO Energy, Inc.(b)                43,276           818
TXU Corp.                           51,248         4,258
Williams Cos., Inc.                121,337         2,305

                                                MARKET
                                                VALUE
                                   SHARES       (000)
                                 ----------   ----------
Xcel Energy, Inc.(b)                86,697    $    1,692
XTO Energy, Inc.                    77,400         2,631
                                              ----------
                                                  89,263
                                              ----------
TOTAL COMMON STOCKS
  (Cost $1,754,156,825)                        2,332,564
                                              ----------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
  2.94% due 09/08/05(d)(e)       $   4,299         4,275
                                              ----------
TOTAL U.S. GOVERNMENT
  SECURITIES
  (Cost $4,274,775)                                4,275
                                              ----------
                                  SHARES
                                   (000)
                                 ---------
MONEY MARKET FUNDS -- 4.38%
AIM Short Term Investment Prime
  Portfolio                         47,010    $   47,010
Federated Money Market
  Obligations Trust                    493           493
State Street Navigator
  Securities Lending Prime
  Portfolio(c)(f)                   57,114        57,114
                                              ----------
TOTAL MONEY MARKET FUNDS
  (Cost $104,616,509)                            104,617
                                              ----------
TOTAL INVESTMENT -- 102.23%
  (identified cost
    $1,863,048,109)                            2,441,456
LIABILITIES IN EXCESS OF
  ASSETS -- (2.23)%                              (53,194)
                                              ----------
NET ASSETS -- 100.00%                         $2,388,262
                                              ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

---------------
(a) Non-income producing security.
(b) All or a portion of these securities were on loan at June 30, 2005.
(c) Affiliated issuer. See table that follows for more information.
(d) Security held as collateral in relation to initial margin requirements on futures contracts.
(e) Rate represents annualized yield at date of purchase.
(f) Security represents investment made with cash collateral received from securities loaned.

                                                                           UNREALIZED
                                                              NUMBER OF   DEPRECIATION
                                                              CONTRACTS      (000)
                                                              ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long) Expiration date
  09/2005                                                        326         $(554)
Total unrealized depreciation on open futures contracts
  purchased                                                                  $(554)
                                                                             =====

                        NUMBER OF     SHARES PURCHASED     SHARES SOLD FOR      NUMBER OF    INCOME EARNED FOR
                       SHARES HELD   FOR THE SIX MONTHS     THE SIX MONTHS     SHARES HELD     THE SIX MONTHS     REALIZED GAIN
SECURITY DESCRIPTION    12/31/04       ENDED 6/30/05        ENDED 6/30/05      AT 6/30/05      ENDED 6/30/05      ON SHARES SOLD
--------------------   -----------   ------------------   ------------------   -----------   ------------------   --------------
State Street Corp.         79,225             4,900               13,000           71,125         $27,005            $34,285
State Street
  Navigator
  Securities Lending
  Prime Portfolio      98,441,667       598,669,698          639,997,857       57,113,508         $55,134                 --

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

ASSETS
  Investments in unaffiliated issuers at market (identified
     cost $1,803,603) -- including $55,292 of securities
     loaned (Note 2)                                          $2,380,910
  Investments in non-controlled affiliates at market
     (identified cost $59,445) (Note 4)                           60,546
                                                              ----------
                                                               2,441,456
Receivables:
  Investment securities sold                                       8,196
  Dividends and Interest                                           2,921
                                                              ----------
     Total assets                                              2,452,573
LIABILITIES
Payables:
  Investment securities purchased                                  6,760
  Daily variation margin on futures contracts                        346
  Due upon return of securities loaned                            57,114
  Management fees (Note 4)                                            91
                                                              ----------
     Total liabilities                                            64,311
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                               $1,810,408
Net unrealized appreciation on investments and futures
  contracts                                                      577,854
                                                              ----------
NET ASSETS                                                    $2,388,262
                                                              ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 22,773
  Dividend income -- non-controlled affiliated issuer                          27
  Interest                                                                    720
  Security lending income (Notes 2 and 4)                                      55
                                                                         --------
     Total Investment Income                                               23,575
EXPENSES
  Management fees (Note 4)                                    $    577
                                                              --------
     Total Expenses                                                           577
                                                                         --------
NET INVESTMENT INCOME                                                      22,998
                                                                         --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                          (15,136)
  Investments -- non-controlled affiliated issuer                   34
  Futures contracts                                                (43)
                                                              --------
                                                                          (15,145)
Net change in net unrealized depreciation on:
  Investments                                                  (38,334)
  Futures contracts                                             (1,627)
                                                              --------
                                                                          (39,961)
                                                                         --------
Net realized and unrealized loss                                          (55,106)
                                                                         --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(32,108)
                                                                         ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the
                                                           Six Months Ended        For the
                                                            June 30, 2005        Year Ended
                                                             (Unaudited)      December 31, 2004
                                                           ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                       $   22,998         $   52,658
  Net realized loss on investments and futures contracts         (15,145)           (26,489)
  Net change in net unrealized appreciation
     (depreciation)                                              (39,961)           249,898
                                                              ----------         ----------
     Net increase (decrease) in net assets resulting from
       operations                                                (32,108)           276,067
                                                              ----------         ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions                                    168,779            331,241
  Fair value of withdrawals                                     (278,027)          (481,557)
  Withdrawals in-kind                                           (237,848)           (72,956)
                                                              ----------         ----------
     Net decrease in net assets from capital transactions       (347,097)          (223,272)
                                                              ----------         ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                     (379,205)            52,795

NET ASSETS
Beginning of period                                            2,767,467          2,714,672
                                                              ----------         ----------
End of period                                                 $2,388,262         $2,767,467
                                                              ==========         ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                For the
                              Six Months
                                 Ended          Year         Year         Year         Year        Period
                                6/30/05        Ended        Ended        Ended        Ended        Ended
                              (Unaudited)     12/31/04     12/31/03     12/31/02     12/31/01    12/31/00*
                              -----------    ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period
    (in thousands)            $2,388,262     $2,767,467   $2,714,672   $1,992,548   $2,692,298   $2,957,271
  Ratios to average net
    assets:
    Operating expenses             0.045%+        0.045%       0.045%       0.045%       0.045%       0.045%+
    Net investment income           1.79%+         1.97%        1.74%        1.57%        1.34%        1.14%+
    Portfolio turnover
      rate**                           5%++           9%          12%          13%          14%          18%++
    Total return(a)                (1.40)%++      10.86%       28.62%      (22.16)%     (11.94)%      (2.41)%++

---------------
*   The portfolio commenced operations on March 1, 2000.
**  The portfolio turnover rate excludes in-kind security transactions.
+   Annualized
++  Not Annualized
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2004, only the Portfolio, State Street MSCI(R) EAFE(R) Index and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

For the six months ended June 30, 2005, the earned income for the Portfolio and State Street was $55,134 and $18,378, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2005, the value of the securities loaned amounted to $55,291,766. The loans were collateralized with cash of $57,113,508, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $128,439,515 and $207,485,972, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At June 30, 2005, the book cost of investments was $1,863,048,109 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $710,637,366 and $132,229,246, respectively, resulting in net appreciation of $578,408,120 for all securities as computed on a federal income tax basis.

4.   RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

the S&P 500(R) Index. The market value of each of these investments at June 30, 2005 is listed in the Portfolio of Investments.

5.   INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                  BEGINNING         ENDING
                                                ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                               JANUARY 1, 2005   JUNE 30, 2005    DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                 $1,000.00        $  987.50          $0.74
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                      $1,000.00        $1,024.05          $0.75
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of June 30, 2005 was 0.150%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                           JUNE 30, 2005
--------------------------------------------------------------------------------
Common Stocks                                                         97.0%
--------------------------------------------------------------------------------
Money Market Funds                                                    19.7
--------------------------------------------------------------------------------
Preferred Stocks                                                       0.2
--------------------------------------------------------------------------------
Liabilities less cash and other receivables                          (16.9)
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*         JUNE 30, 2005
--------------------------------------------------------------------------------
Financials                                                           26.5%
--------------------------------------------------------------------------------
Consumer Discretionary                                               12.0
--------------------------------------------------------------------------------
Industrials                                                          10.1
--------------------------------------------------------------------------------
Energy                                                                8.7
--------------------------------------------------------------------------------
Health Care                                                           8.0
--------------------------------------------------------------------------------
Total                                                                65.3%
--------------------------------------------------------------------------------

   TOP FIVE COUNTRIES (EXCLUDING SHORT-TERM INVESTMENTS)*        JUNE 30, 2005
--------------------------------------------------------------------------------
United Kingdom                                                       24.3%
--------------------------------------------------------------------------------
Japan                                                                21.0
--------------------------------------------------------------------------------
France                                                                9.3
--------------------------------------------------------------------------------
Switzerland                                                           6.7
--------------------------------------------------------------------------------
Germany                                                               6.7
--------------------------------------------------------------------------------
Total                                                                68.0%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
COMMON STOCKS -- 96.98%
AUSTRALIA -- 5.06%
Alinta, Ltd.(a)                     1,156    $     8,579
Alumina, Ltd.                       5,778         24,498
Amcor, Ltd.                         4,411         22,496
AMP, Ltd.                           9,192         45,270
Ansell, Ltd.                          768          5,869
Aristocrat Leisure, Ltd.(a)         1,589         14,031
Australia & New Zealand
  Banking Group, Ltd.               8,629        142,863
Australia Gas Light Co., Ltd.       2,277         24,664
Australian Stock Exchange,
  Ltd.(a)                             470          8,275
AXA Asia Pacific Holdings,
  Ltd.                              3,487         11,626
BHP Billiton, Ltd.                 17,170        237,217
BlueScope Steel, Ltd.               3,622         22,691
Boral, Ltd.                         2,882         14,216
Brambles Industries, Ltd.(a)        4,763         29,621
Centro Properties Group(a)          3,621         16,235
CFS Gandel Retail Trust(b)            367            464
CFS Gandel Retail Trust Unit        7,085          9,033
Coca-Cola Amatil, Ltd.              2,492         14,967
Cochlear, Ltd.                        244          7,281
Coles Myer, Ltd.                    5,690         40,107
Commonwealth Bank of Australia      6,030        174,192
Commonwealth Property Office
  Fund                              6,003          5,780
Computershare, Ltd.                 1,858          8,288
CSL, Ltd.                             976         25,052
CSR, Ltd.                           4,349          8,872
DB RREEF Trust                     11,731         12,189
Foster's Group, Ltd.               10,014         40,553
Futuris Corp., Ltd.                 2,662          3,688
General Property Trust(a)           9,939         27,614
Harvey Norman Holdings,
  Ltd.(a)                           2,430          4,624
Iluka Resources, Ltd.(a)            1,071          6,139
ING Industrial Fund(a)              3,447          5,484
Insurance Australia Group,
  Ltd.                              8,130         37,193
Investa Property Group              7,396         10,922
John Fairfax Holdings, Ltd.         4,458         14,592
Leighton Holdings, Ltd.(a)            627          5,489
Lend Lease Corp., Ltd.              1,748         17,244
Lion Nathan, Ltd.(a)                1,353          7,807
Macquarie Airports(a)               2,914          7,941

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Macquarie Bank, Ltd.                1,079    $    49,075
Macquarie Communications
  Infrastructure Group              1,514          7,260
Macquarie Goodman Group(b)          5,923         18,394
Macquarie Infrastructure Group      9,640         30,526
Mayne Group, Ltd.                   3,287         11,860
Mirvac Group                        4,211         11,442
Multiplex Group(a)                  2,925          6,479
National Australia Bank,
  Ltd.(a)                           7,373        172,635
Newcrest Mining, Ltd.               1,663         22,001
OneSteel, Ltd.                      2,645          5,335
Orica, Ltd.                         1,322         17,912
Origin Energy, Ltd.                 3,790         21,954
Pacific Brands Ltd.(a)              2,799          4,836
PaperlinX, Ltd.                     2,104          4,821
Patrick Corp., Ltd.                 2,732         11,625
Perpetual Trustees Australia,
  Ltd.                                172          7,519
Publishing & Broadcasting,
  Ltd.                                607          6,861
Qantas Airways, Ltd.                4,764         12,221
QBE Insurance Group, Ltd.           3,648         44,513
Rinker Group, Ltd.                  4,658         49,639
Rio Tinto, Ltd.(a)                  1,339         45,683
Santos, Ltd.                        2,866         24,696
Sonic Healthcare, Ltd.              1,223         11,702
Stockland                           5,957         25,030
Stockland Trust Group                 341          1,467
Suncorp-Metway, Ltd.(a)             2,642         40,443
TABCORP Holdings, Ltd.              2,658         33,182
Telstra Corp., Ltd.(a)             10,276         39,580
Toll Holdings, Ltd.                 1,175         11,681
Transurban Group(a)                 3,975         22,542
Wesfarmers, Ltd.                    1,839         56,008
Westfield Group                     7,069         95,458
Westfield Group New(a)(b)              25            337
Westpac Banking Corp.               8,758        132,998
Woodside Petroleum, Ltd.            2,308         51,388
Woolworths, Ltd.(a)                 5,152         64,747
                                             ------------
                                               2,297,516
                                             ------------
AUSTRIA -- 0.44%
Andritz AG                             47          4,485
Bank Austria Creditanstalt AG         184         19,203
Bohler-Uddeholm AG                     39          5,163
Erste Bank der
  Oesterreichischen Sparkassen
  AG                                  682         34,143

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
AUSTRIA -- (CONTINUED)
Flughafen Wien AG                      53    $     3,438
Immofinanz Immobilien Anlagen
  AG(b)                             1,593         14,593
Mayr-Melnhof Karton AG                 21          2,910
Meinl European Land, Ltd.(b)          396          6,862
OMV AG                                 84         36,594
RHI AG(a)(b)                           90          2,453
Telekom Austria AG(a)               1,765         34,324
Verbund Oesterreichische
  Elektrizitaetswirtschafts AG         40         11,036
Voestalpine AG                        128          8,969
Wienerberger AG                       335         15,555
                                             ------------
                                                 199,728
                                             ------------
BELGIUM -- 1.34%
Agfa Gevaert NV(a)                    510         14,103
Barco NV(a)                            56          3,995
Bekaert SA                             73          5,486
Belgacom SA                           832         28,443
Cofinimmo(a)                           25          3,921
Colruyt NV(a)                          81         11,047
Compagnie Maritime Belge SA
  (CMB)                                84          2,619
Delhaize Group(a)                     370         22,209
Dexia(a)                            2,932         64,612
Electrabel SA(a)                      140         61,178
Euronav SA(a)                         101          2,964
Fortis(a)                           6,002        166,693
Groupe Bruxelles Lambert SA(a)        353         30,586
InBev NV                              931         31,512
KBC Banassurance Holding NV(a)        938         74,123
Mobistar SA                           150         12,543
Omega Pharma SA                       102          5,271
S.A. D'Ieteren NV(a)                   14          2,897
Solvay SA                             324         33,308
UCB SA(a)                             451         21,935
Umicore(a)                            127         10,197
                                             ------------
                                                 609,642
                                             ------------
DENMARK -- 0.77%
A P Moller -- Maersk A/S
  Series B(a)                           6         57,299
Bang & Olufsen A/S Series B            50          3,512

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Carlsberg A/S Series B                200    $    10,264
Coloplast A/S Series B                136          7,897
Danisco A/S                           255         16,566
Danske Bank A/S                     2,262         68,057
DSV Series B                           75          6,371
East Asiatic Co., Ltd. A/S            100          7,065
FLSmidth & Co. A/S Series B(a)        150          3,045
GN Store Nord A/S                     981         11,113
H. Lundbeck A/S(a)                    384          9,667
Kobenhavns Lufthavne A/S               20          4,755
NKT Holding A/S                        50          1,872
Novo Nordisk A/S                    1,207         61,456
Novozymes A/S Series B                293         14,514
TDC A/S                               903         38,718
Topdanmark A/S(b)                      89          6,490
Vestas Wind Systems A/S(a)(b)         826         13,717
William Demant Holding A/S(b)         165          8,214
                                             ------------
                                                 350,592
                                             ------------
FINLAND -- 1.54%
Amer Group, Ltd.                      350          6,650
Cargotec Corp. -- B
  Share(a)(b)                         202          5,640
Elisa Corp. Series A                  723         11,322
Fortum Oyj                          1,712         27,451
KCI Konecranes Oyj                     66          2,815
Kesko Oyj                             300          7,530
Kone Oyj - B Share(b)                 202         12,100
Metso Oyj                             502         10,947
Neste Oil Oyj(b)                      477         12,353
Nokia Oyj                          23,852        399,773
Nokian Renkaat Oyj                    530          9,659
Orion-Yhtyma Oyj Series B             434          8,372
Outokumpu Oyj                         516          6,650
Pohjola Group PLC Series B            250          3,630
Rautaruukki Oyj                       500          7,473
Sampo Oyj Series A                  2,073         32,311
Stora Enso Oyj Series R             3,313         42,418
TietoEnator Oyj                       434         13,235
UPM-Kymmene Oyj                     2,740         52,622
Uponor Oyj                            300          5,849
Wartsila Oyj Series B                 300          8,662
YIT-Yhtyma Oyj                        300         10,020
                                             ------------
                                                 697,482
                                             ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
FRANCE -- 9.26%
Accor SA(a)                           959    $    44,994
Air France-KLM                        651          9,895
Alcatel SA(a)(b)                    6,071         66,636
Alstom(b)                          21,534         21,369
Arcelor(a)                          2,448         48,051
Atos Origin SA(b)                     285         18,072
Autoroutes du Sud de la
  France(a)                           281         16,085
AXA(a)                              7,038        176,047
BNP Paribas SA(a)                   3,921        269,041
Bouygues SA(a)                        972         40,299
Business Objects SA(b)                312          8,356
Cap Gemini SA(a)(b)                   652         20,735
Carrefour SA(a)                     2,771        134,468
Casino Guichard-Perrachon
  SA(a)(b)                            169         11,872
CNP Assurances(a)                     183         11,715
Compagnie de Saint-Gobain(a)        1,505         83,578
Compagnie Generale des
  Establissements Michelin(a)         700         42,652
Credit Agricole SA(a)               3,304         83,805
Dassault Systemes SA(a)               293         14,201
Essilor International SA(a)           494         33,777
Euronext NV                           416         14,091
European Aeronautic Defence &
  Space Co.(a)                      1,229         39,190
France Telecom SA                   7,282        212,905
Groupe Danone                       1,203        105,837
Hermes International(a)                50         10,087
Imerys SA(a)                          169         11,647
Klepierre                             126         12,023
L'Air Liquide SA(a)                   536         91,393
L'Oreal SA(a)                       1,494        107,303
Lafarge SA                            851         77,598
Lagardere S.C.A.(a)                   594         44,028
LVMH Moet Hennessy Louis
  Vuitton SA(a)                     1,221         94,418
Neopost SA(a)                         154         13,558
PagesJaunes SA                        611         14,278
Pernod-Ricard SA(a)                   249         39,775
Pinault-Printemps-Redoute
  SA(a)                               343         35,406
PSA Peugoet Citroen(a)                784         46,470
Publicis Groupe(a)                    669         19,778

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Renault SA                            922    $    81,339
Sagem SA(a)                           844         17,496
Sanofi-Aventis                      5,213        428,348
Schneider Electric SA               1,109         83,677
SCOR                                3,278          6,585
Societe BIC SA(a)                     153          9,130
Societe des Autoroutes du Nord
  et de l'Est de la France(b)         105          5,634
Societe des Autoroutes Paris-
  Rhin-Rhone                          162          9,610
Societe Generale(a)                 1,639        166,906
Societe Television Francaise
  1(a)                                586         15,587
Sodexho Alliance SA(a)                501         15,527
STMicroelectronics NV(a)            3,007         48,252
Suez SA(a)                          4,009        108,819
Technip SA(a)                         384         17,826
Thales SA(a)                          383         15,569
Thomson(a)                          1,204         28,849
Total SA                            2,815        661,897
Unibail SA(a)                         221         28,376
Valeo SA(a)                           387         17,375
Veolia Environnement(a)             1,492         56,098
Vinci SA(a)                           706         58,780
Vivendi Universal SA(a)             5,272        166,260
Zodiac SA(a)                          190         10,207
                                             ------------
                                               4,203,580
                                             ------------
GERMANY -- 6.48%
Adidas-Salomon AG(a)                  222         37,211
Allianz AG(a)                       1,751        201,239
Altana AG(a)                          362         20,734
BASF AG(a)                          2,737        182,170
Bayer AG                            3,360        112,184
Bayer Hypo- und Vereinsbank
  AG(b)                             2,873         74,785
Beiersdorf AG Series A                 92         10,326
Celesio AG                            179         14,078
Commerzbank AG(a)                   2,257         49,054
Continental AG                        666         48,027
DaimlerChrysler AG(a)               4,353        176,892
Deutsche Bank AG(a)                 2,459        192,561
Deutsche Boerse AG(a)                 512         40,113
Deutsche Lufthansa AG(a)            1,230         15,123
Deutsche Post AG                    2,523         58,988
Deutsche Telekom AG                13,802        255,548

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
GERMANY -- (CONTINUED)
Douglas Holding AG                    154    $     5,572
E.On AG                             3,151        280,955
Epcos AG(b)                           256          3,210
Fresenius Medical Care AG(a)          176         15,052
HeidelbergCement AG                   339         24,405
Heidelberger Druckmaschinen AG        254          7,439
Hochtief AG                           296         10,388
Hypo Real Estate Holding AG           679         25,875
Infineon Technologies AG(b)         3,265         30,503
IVG Immobilien AG                     340          6,316
KarstadtQuelle AG(a)(b)               245          3,261
Linde AG(a)                           419         28,304
MAN AG(a)                             733         30,452
Merck KGAA                            232         18,493
Metro AG                              733         36,378
MLP AG(a)(b)                          349          6,525
Muenchener Rueckversich. AG           938        100,027
Premiere AG(b)                        223          7,718
Puma AG                                88         21,797
RWE AG                              2,116        136,689
SAP AG(a)                           1,116        194,489
Schering AG                           841         51,782
Siemens AG                          4,058        296,317
Suedzucker AG                         241          4,827
ThyssenKrupp AG                     1,644         28,629
TUI AG(a)                             793         19,663
Volkswagen AG(a)                    1,129         51,672
Wincor Nixdorf AG                      77          6,291
                                             ------------
                                               2,942,062
                                             ------------
GREECE -- 0.59%
Alpha Bank AE                       1,468         39,047
Athens Stock Exchange SA              230          1,703
Coca-Cola Hellenic Bottling
  Co. SA                              565         15,384
Cosmote Mobile
  Telecommunications SA               613         11,098
EFG Eurobank Ergasias                 988         30,417
Emporiki Bank of Greece SA(b)         290          8,584
Folli-Follie SA                        90          2,636
Germanos SA                           127          4,266
Hellenic Duty Free Shops SA            90          1,564
Hellenic Petroleum SA                 632          6,792
Hellenic Technodomiki TEV SA          383          1,891

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Hellenic Telecommunications
  Organization SA                   1,308    $    25,294
Hyatt Regency SA                      229          2,511
Intracom SA                           393          1,978
National Bank of Greece SA          1,377         47,158
OPAP SA                               844         24,309
Piraeus Bank SA                       859         16,071
Public Power Corp. (PPC)(b)           521         13,039
Technical Olympic SA                  370          2,230
Titan Cement Co. SA(b)                300          9,265
Viohalco, Hellenic Copper and
  Aluminum Industry SA                586          3,773
                                             ------------
                                                 269,010
                                             ------------
HONG KONG -- 1.56%
ASM Pacific Technology,
  Ltd.(a)                           1,000          4,684
Bank of East Asia, Ltd.             6,462         19,084
BOC Hong Kong (Holdings),
  Ltd.                             17,000         32,158
Cathay Pacific Airways, Ltd.        5,000          9,104
Cheung Kong (Holdings), Ltd.        7,000         68,009
Cheung Kong Infrastructure
  (Holdings), Ltd.(a)               2,000          5,932
CLP Holdings, Ltd.                  8,100         46,488
Esprit Holdings, Ltd.               4,122         29,837
Giordano International, Ltd.        6,000          4,092
Hang Lung Properties, Ltd.          9,000         13,261
Hang Seng Bank, Ltd.                3,400         46,378
Henderson Land Development
  Co., Ltd.                         3,000         14,361
Hong Kong & China Gas Co.,
  Ltd.                             17,183         35,047
Hong Kong Electric Holdings,
  Ltd.                              6,500         29,694
Hong Kong Exchanges &
  Clearing, Ltd.                    4,000         10,372
Hopewell Holdings, Ltd.             3,000          7,721
Hutchison Telecommunications
  International, Ltd.(a)(b)         5,877          5,823
Hutchison Whampoa, Ltd.(a)          9,800         88,592
Hysan Development Co., Ltd.         2,507          5,210
Johnson Electronic Holdings,
  Ltd.                              7,000          6,441
Kerry Properties, Ltd.(a)           2,103          4,710
Kingboard Chemical Holdings,
  Ltd.                              2,000          6,357

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
HONG KONG -- (CONTINUED)
Li & Fung, Ltd.                     7,000    $    14,548
MTR Corp.(a)                        6,336         12,230
New World Development Co.,
  Ltd.                             10,647         13,084
Orient Overseas International,
  Ltd.                              1,100          4,827
PCCW, Ltd.(a)                      16,133         10,121
SCMP Group, Ltd.                    4,533          1,983
Shangri-La Asia, Ltd.(a)            4,345          6,710
Sino Land Co., Ltd.(a)              4,596          4,909
SmarTone Telecommunications
  Holdings, Ltd.                    1,000          1,100
Sun Hung Kai Properties, Ltd.       6,000         59,259
Swire Pacific, Ltd.                 4,000         35,388
Techtronic Industries Co.,
  Ltd.(a)                           4,180         10,543
Television Broadcast, Ltd.          1,000          5,675
Texwinca Holdings, Ltd.(a)          2,000          1,660
Wharf (Holdings), Ltd.              6,000         21,040
Wing Hang Bank, Ltd.                1,000          6,498
Yue Yuen Industrial
  (Holdings), Ltd.(a)               2,321          7,108
                                             ------------
                                                 710,038
                                             ------------
IRELAND -- 0.86%
Allied Irish Banks PLC              4,315         92,426
Bank of Ireland                     4,814         78,180
CRH PLC                             2,645         70,265
DCC PLC                               416          8,306
Depfa Bank PLC                      1,852         29,673
Eircom Group PLC                    2,445          5,444
Elan Corp. PLC(b)                   2,012         13,757
Fyffes PLC                          1,577          4,714
Grafton Group PLC                   1,127         13,066
Greencore Group PLC                   813          3,542
IAWS Group PLC                        521          7,314
Independent News & Media PLC        2,827          8,724
Irish Life & Permanent PLC          1,391         24,358
Kerry Group PLC                       638         15,750
Kingspan Group PLC                    563          6,650
Ryanair Holdings PLC(b)             1,097          8,483
Waterford Wedgewood                 1,583            111
Waterford Wedgewood New             1,007              0
                                             ------------
                                                 390,763
                                             ------------

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
ITALY -- 3.55%
Alleanza Assicurazioni SpA(a)       1,920    $    20,865
Arnoldo Mondadori Editore SpA         565          5,384
Assicurazioni Generali SpA(a)       4,370        136,440
Autogrill SpA(a)                      539          7,110
Autostrade SpA                      1,348         35,823
Banca Antonveneta SpA               1,087         35,122
Banca Fideuram SpA(a)               1,392          6,612
Banca Intesa SpA(a)                 4,283         18,322
Banca Monte dei Paschi di
  Siena SpA(a)                      5,071         17,904
Banca Nazionale del Lavoro
  SpA(a)(b)                         6,147         21,238
Banca Popolare di Milano(a)         1,816         17,922
Banche Popolari Unite Scrl          1,589         31,536
Banco Popolare di Verona e
  Novara Scrl(a)                    1,747         29,767
Benetton Group SpA(a)                 216          1,993
Bulgari SpA                           629          7,052
Capitalia SpA(a)                    6,540         36,644
Edison SpA(b)                       3,937          8,766
Enel SpA(a)                        16,725        145,726
Ente Nazionale Idrocarburi
  SpA(a)                           11,894        306,726
Fiat SpA(a)(b)                      2,172         15,797
FinecoGroup SpA                       760          6,815
Finmeccanica SpA(a)                27,893         26,076
Gruppo Editoriale L'Espresso
  SpA(a)                              840          4,595
Intesabci SpA                      14,839         67,969
Italcementi SpA                       344          5,374
Luxottica Group SpA(a)                632         13,101
Mediaset SpA(a)                     3,767         44,401
Mediobanca SpA                      2,187         40,996
Mediolanum SpA(a)                   1,193          7,464
Pirelli & Co. SpA(a)               11,951         12,467
Riunione Adriatica di Sicurta
  SpA(a)                            1,424         27,727
San Paolo -- IMI SpA                5,061         69,575
Seat Pagine Gialle SpA(a)(b)       19,354          8,080
Snam Rete Gas SpA                   4,029         21,575
Telecom Italia Media SpA(a)(b)      7,369          3,549
Telecom Italia SpA(a)              49,016        153,038
Telecom Italia SpA Di Risp         26,437         68,624

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
ITALY -- (CONTINUED)
Terna SpA(a)                        4,634    $    12,015
Tiscali SpA(a)(b)                   1,099          3,135
UniCredito Italiano SpA(a)         20,179        106,653
                                             ------------
                                               1,609,978
                                             ------------
JAPAN -- 21.02%
77 Bank, Ltd.                       2,000         12,316
ACOM Co., Ltd.                        330         21,155
ADERANS Co., Ltd.                     200          4,734
Advantest Corp.(a)                    400         29,537
AEON Co., Ltd.                      3,200         48,789
Aeon Credit Service Co., Ltd.         100          6,257
Aiful Corp.                           300         22,369
Aisin Seiki Co., Ltd.               1,000         21,684
Ajinomoto Co., Inc.(a)              3,000         33,405
Alfresa Holdings Corp.                100          4,463
All Nippon Airways Co., Ltd.        2,000          6,095
ALPS Electric Co., Ltd.             1,000         15,310
Amada Co., Ltd.                     2,000         13,615
Anritsu Corp.                       1,000          6,104
Aoyama Trading Co., Ltd.              200          5,040
Ariake Japan Co., Ltd.                100          2,299
Asahi Breweries, Ltd.(a)            1,700         20,263
Asahi Glass Co., Ltd.(a)            5,000         52,565
Asahi Kasei Corp.                   6,000         28,564
Asatsu-DK, Inc.                       200          5,572
Autobacs Seven Co., Ltd.              100          3,363
Bandai Co., Ltd.(a)                   400          8,079
Bank of Fukuoka, Ltd.(a)            3,000         17,771
Bank of Kyoto, Ltd.                 1,000          8,502
Bank of Yokohama, Ltd.              6,000         34,677
Benesse Corp.                         300          9,629
Bridgestone Corp.(a)                3,000         57,750
Canon, Inc.(a)                      3,700        194,825
Casio Computer Co., Ltd.              900         11,766
Central Glass Co., Ltd.             1,000          6,248
Central Japan Railway Co.               5         38,635
Chiba Bank, Ltd.                    4,000         26,364
Chiyoda Corp.                       1,000         12,397
Chubu Electric Power Co.(a)         2,900         69,552
Chugai Pharmaceutical Co.,
  Ltd.(a)                           1,100         16,980
Circle K Sunkus Co., Ltd.             300          6,749
Citizen Watch Co., Ltd.(a)          1,100          9,958

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Coca-Cola West Japan Co.,
  Ltd.(a)                             200    $     4,499
COMSYS Holdings Corp.               1,000          9,242
Credit Saison Co., Ltd.               700         23,289
CSK Corp.(a)                          300         11,793
DAI Nippon Printing Co., Ltd.       3,000         48,336
Daicel Chemical Industries,
  Ltd.                              1,000          5,266
Daido Steel Co., Ltd.               2,000          9,016
Daiichi Pharmaceutical Co.,
  Ltd.                              1,200         26,562
Daikin Industries, Ltd.             1,000         25,020
Daimaru, Inc.                       1,000          8,872
Dainippon Ink & Chemicals,
  Inc.                              3,000          9,602
Dainippon Screen MFG. Co.,
  Ltd.                              1,000          6,735
Daito Trust Construction Co.,
  Ltd.(a)                             400         14,967
Daiwa House Industry Co.,
  Ltd.                              2,000         22,919
Daiwa Securities Group, Inc.        6,000         37,111
Denki Kagaku Kogyo Kabushiki
  Kaisha                            2,000          7,195
Denso Corp.                         2,700         61,469
Dentsu, Inc.                            9         22,234
Dowa Mining Co., Ltd.               1,000          6,672
E*Trade Securities Co.,
  Ltd.(a)                               2          6,077
East Japan Railway Co.                 17         87,368
Ebara Corp.                         1,000          3,850
Eisai Co., Ltd.                     1,300         43,720
Electric Power Development
  Co., Ltd.                           700         20,260
Elpida Memory, Inc.(a)(b)             200          6,456
FamilyMart Co., Ltd.                  400         11,469
FANUC, Ltd.                           900         57,209
Fast Retailing Co., Ltd.              200         10,387
Fuji Electric Co., Ltd.             2,000          6,095
Fuji Photo Film Co., Ltd.           2,400         77,252
Fuji Soft ABC, Inc.                   200          6,384
Fuji Television Network, Inc.           2          3,877
Fujikura, Ltd.                      2,000          9,774
Fujitsu, Ltd.                       9,000         47,227
Furukawa Electric Co., Ltd.(b)      2,000          7,754
Glory, Ltd.                           300          4,804
Goodwill Group, Inc.(a)                 2          3,661
Gunma Bank, Ltd.                    2,000         12,028
Gunze, Ltd.                         1,000          4,490

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
JAPAN -- (CONTINUED)
Hakuhodo DY Holdings, Inc.            100    $     7,015
Hankyu Department Stores,
  Inc.                              1,000          6,329
Hikari Tsushin, Inc.                  100          7,195
Hino Motors, Ltd.                   1,000          5,797
Hirose Electric Co., Ltd.             100         11,009
Hitachi Cable, Ltd.                 1,000          4,391
Hitachi Capital Corp.                 400          7,916
Hitachi Chemical Co., Ltd.            500          9,174
Hitachi Construction Machinery
  Co., Ltd.                           600          7,157
Hitachi Software Engineering
  Co., Ltd.                           100          1,700
Hitachi, Ltd.                      16,000         97,232
Hokkaido Electric Power Co.,
  Inc.                                800         16,374
Hokugin Financial Group, Inc.       5,000         15,328
Honda Motor Co., Ltd.               3,900        192,345
House Food Corp.(a)                   300          4,436
Hoya Corp.(a)                         500         57,704
Ibiden Co., Ltd.                      500         13,119
Index Corp.(a)                          2          6,077
INPEX Corp.                             2         11,324
Isetan Co., Ltd.                      800         10,048
Ishihara Sangyo Kaisha, Ltd.        1,000          2,209
Ishikawajima-Harima Heavy
  Industries Co., Ltd.(a)(b)        5,000          7,258
Ito En, Ltd.                          100          5,130
Ito-Yokado Co., Ltd.                1,600         53,088
Itochu Corp.                        7,000         35,407
Itochu Techno-Science Corp.           100          3,507
Jafco Co., Ltd.                       100          5,320
Japan Airlines System Corp.         4,000         10,784
Japan Prime Realty Investment
  Corp.                                 2          5,915
Japan Real Estate Investment
  Corp.                                 2         16,987
Japan Retail Fund Investment
  Corp.                                 1          8,575
Japan Tobacco, Inc.                     4         53,377
JFE Holding, Inc.(a)                2,700         66,703
JGC Corp.                           1,000         12,298
Joyo Bank, Ltd.                     3,000         14,661
JS Group Corp.                      1,100         18,626

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
JSR Corp.(a)                          800    $    16,879
Kajima Corp.                        4,000         14,787
Kaken Pharmaceutical Co.,
  Ltd.                              1,000          6,870
Kamigumi Co., Ltd.                  1,000          7,718
Kaneka Corp.                        1,000         11,225
Kansai Electric Power Co.           3,700         74,394
Kansai Paint Co., Ltd.              1,000          6,438
Kao Corp.(a)                        3,000         70,733
Katokichi Co., Ltd.(a)                600          4,084
Kawasaki Heavy Industries,
  Ltd.(a)                           6,000         11,523
Kawasaki Kisen Kaisha, Ltd.(a)      2,000         11,865
KDDI Corp.                             13         60,130
Keihin Electric Express
  Railway Co., Ltd.(a)              2,000         12,226
Keio Electric Railway Co.,
  Ltd.                              3,000         16,202
Keisei Electric Railway Co.,
  Ltd.                              1,000          5,004
Keyence Corp.                         200         44,829
Kikkoman Corp.                      1,000          8,845
Kinden Corp.                        1,000          7,393
Kintetsu Corp.(a)                   7,000         21,333
Kirin Brewery Co., Ltd.(a)          4,000         38,734
Kobe Steel, Ltd.(a)                13,000         24,497
Kokuyo Co., Ltd.(a)                   400          5,395
Komatsu, Ltd.                       5,000         38,815
Konami Co., Ltd.                      400          8,439
Konica Minolta Holdings,
  Inc.(a)                           2,000         18,682
KOSE Corp.                            200          6,906
Koyo Seiko Co., Ltd.                1,000         13,389
Kubota Corp.                        5,000         27,410
Kuraray Co., Ltd.                   2,000         18,952
Kurita Water Industries,
  Ltd.(a)                             500          7,722
Kyocera Corp.                         800         61,167
Kyowa Hakko Kogyo Co., Ltd.         2,000         12,965
Kyushu Electric Power Co.           1,800         39,113
Lawson, Inc.                          300         10,468
Leopalace21 Corp.                     700         11,632
Mabuchi Motor Co., Ltd.               100          5,761
Marubeni Corp.                      6,000         20,611
Marui Co., Ltd.                     1,400         18,871
Matsui Securities Co., Ltd.           500          5,374
Matsumotokiyoshi Co., Ltd.            200          5,446
Matsushita Electric Industrial
  Co., Ltd.                        10,400        157,814

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
JAPAN -- (CONTINUED)
Matsushita Electric Works,
  Ltd.                              2,000    $    16,662
Mediceo Holdings Co., Ltd.(a)         600          8,001
Meiji Dairies Corp.                 1,000          5,716
Meiji Seika Kaisha, Ltd.            1,000          4,932
Meitec Corp.                          200          6,149
Millea Holdings, Inc.                   7         94,040
Minebea Co., Ltd.                   2,000          8,079
Mitsubishi Chemical Corp.           8,000         23,442
Mitsubishi Corp.(a)                 5,600         76,141
Mitsubishi Electric Corp.          10,000         53,016
Mitsubishi Estate Co., Ltd.         5,000         55,045
Mitsubishi Gas Chemical Co.,
  Inc.                              2,000         10,243
Mitsubishi Heavy Industries,
  Ltd.                             15,000         39,221
Mitsubishi Logistics Corp.          1,000         10,234
Mitsubishi Materials Corp.(a)       4,000          9,449
Mitsubishi Rayon Co., Ltd.(a)       2,000          8,295
Mitsubishi Securities Co.,
  Ltd.                              1,000          8,863
Mitsubishi Tokyo Financial
  Group, Inc.(a)                       24        203,625
Mitsui & Co., Ltd.                  7,000         66,270
Mitsui Chemicals, Inc.              3,000         17,609
Mitsui Engineering &
  Shipbuilding Co., Ltd.(a)         3,000          5,870
Mitsui Fudosan Co., Ltd.(a)         4,000         44,901
Mitsui Mining & Smelting Co.,
  Ltd.                              2,000          9,395
Mitsui O.S.K. Lines, Ltd.(a)        5,000         30,881
Mitsui Sumitomo Insurance Co.,
  Ltd.                              6,400         57,647
Mitsui Trust Holdings, Inc.         2,300         23,641
Mitsukoshi, Ltd.                    2,000          9,016
Mitsumi Electric Co., Ltd.            300          3,092
Mizuho Financial Group, Inc.           42        190,100
Murata Manufacturing Co.,
  Ltd.(a)                           1,100         56,036
Namco, Ltd.(a)                        400          5,323
NEC Corp.                           9,000         48,688
NEC Electronics Corp.(a)              200          9,016
Net One Systems Co., Ltd.               2          5,157
NGK Insulators, Ltd.                1,000          9,747
NGK Spark Plug Co., Ltd.            1,000         11,532
NHK Spring Co., Ltd.                1,000          8,430

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Nichii Gakkan Co.                     100    $     2,434
Nichirei Corp.                      1,000          3,895
Nidec Corp.(a)                        300         31,755
Nikko Cordial Corp.                 8,000         35,200
Nikon Corp.                         1,000         11,324
Nintendo Co., Ltd.                    500         52,295
Nippon Building Fund, Inc.              1          9,016
Nippon Electric Glass Co.,
  Ltd.                              1,000         15,111
Nippon Express Co., Ltd.            4,000         17,383
Nippon Kayaku Co., Ltd.             1,000          6,014
Nippon Light Metal Co.,
  Ltd.(a)                           3,000          7,114
Nippon Meat Packers, Inc.           1,000         11,622
Nippon Mining Holdings, Inc.        3,500         19,849
Nippon Oil Corp.                    7,000         47,525
Nippon Sanso Corp.                  1,000          5,085
Nippon Sheet Glass Co.,
  Ltd.(a)                           2,000          7,826
Nippon Shokubai Co., Ltd.           1,000          8,169
Nippon Steel Corp.(a)              31,000         72,113
Nippon Telegraph and Telephone
  Corp.                                26        111,352
Nippon Unipac Holding                   4         14,679
Nippon Yusen Kabushiki
  Kaisha(a)                         5,000         28,762
Nippon Zeon Corp.                   1,000          8,647
Nishi-Nippon City Bank,
  Ltd.(a)                           2,000          8,728
Nishimatsu Construction Co.,
  Ltd.                              1,000          3,607
Nissan Chemical Industries,
  Ltd.                              1,000         10,765
Nissan Motor Co., Ltd.(a)          11,200        110,879
Nisshin Seifun Group, Inc.          1,000         10,378
Nisshin Steel Co., Ltd.(a)          5,000         12,578
Nisshinbo Industries, Inc.          1,000          8,187
Nissin Food Products Co.,
  Ltd.                                400         10,261
Nitori Co., Ltd.(a)                   100          7,168
Nitto Denko Corp.                     800         45,875
NOK Corp.(a)                          400         11,180
Nomura Holdings, Inc.               8,800        105,289
Nomura Real Estate Office
  Fund, Inc.                            1          7,592
Nomura Research Institute,
  Ltd.                                100          9,990
NSK, Ltd.                           2,000         10,261
NTN Corp.                           2,000         10,747
NTT Data Corp.(a)                       6         20,503
NTT DoCoMo, Inc.                       87        128,645

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
JAPAN -- (CONTINUED)
NTT Urban Development Corp.             1    $     4,102
Obayashi Corp.                      3,000         16,148
Odakyu Electric Railway Co.,
  Ltd.(a)                           3,000         15,851
OJI Paper Co., Ltd.                 4,000         20,882
Oki Electric Industry Co.,
  Ltd.                              2,000          7,051
Okumura Corp.                       1,000          5,653
Olympus Corp.                       1,000         19,205
Omron Corp.                         1,000         22,045
Onward Kashiyama Co., Ltd.          1,000         12,659
Oracle Corp., Japan(a)                200          7,556
Oriental Land Co., Ltd.(a)            200         11,865
ORIX Corp.                            400         60,013
Osaka Gas Co., Ltd.                10,000         31,467
Pioneer Corp.(a)                      700         10,597
Promise Co., Ltd.                     400         25,642
Q.P. Corp.                            500          4,179
Rakuten, Inc.(a)                       23         18,436
Resona Holdings, Inc.(b)           21,000         39,194
Ricoh Co., Ltd.(a)                  3,000         46,876
Rinnai Corp.                          200          4,932
Rohm Co., Ltd.                        500         48,237
Ryohin Keikaku Co., Ltd.(a)           200          9,882
Sanden Corp.                        1,000          4,211
Sankyo Co., Ltd.(a)                 2,000         38,410
Sankyo Co., Ltd. NPV(a)               200          9,305
Santen Pharmaceutical Co.,
  Ltd.                                400          9,070
Sanwa Shutter Corp.                 1,000          5,761
Sanyo Electric Co., Ltd.(a)         7,000         17,861
Sapporo Holdings, Inc.              1,000          4,824
Secom Co., Ltd.                     1,000         43,008
Sega Sammy Holdings, Inc.             400         24,524
Seiko Epson Corp.                     500         16,680
Seino Transportation Co.,
  Ltd.                              1,000          9,034
Sekisui Chemical Co., Ltd.          2,000         13,777
Sekisui House, Ltd.(a)              2,000         20,215
Seven-Eleven Japan Co., Ltd.        1,700         47,209
SFCG Co., Ltd.(a)                      30          7,019
Sharp Corp.(a)                      5,000         78,171
Shimachu Co., Ltd.                    200          5,031
Shimamura Co., Ltd.                   100          8,439
Shimano, Inc.(a)                      400         11,361
Shimizu Corp.                       3,000         13,984

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Shin-Etsu Chemical Co., Ltd.        1,900    $    72,122
Shinko Securities Co., Ltd.         2,000          6,347
Shinsei Bank, Ltd.(a)               5,000         26,959
Shionogi & Co., Ltd.(a)             2,000         25,805
Shiseido Co., Ltd.                  2,000         25,246
Shizuoka Bank, Ltd.                 3,000         25,778
Showa Denko K.K.(a)                 4,000          9,485
Showa Shell Sekiyu K.K.(a)            700          7,006
Skylark Co., Ltd.(a)                  400          6,088
SMC Corp.                             300         32,729
Softbank Corp.(a)                   1,200         47,065
Softbank Investment Corp.(a)           25          8,419
Sojitz Holdings Corp.(a)(b)         1,200          5,183
Sompo Japan Insurance, Inc.         4,000         40,393
Sony Corp.(a)                       4,500        154,991
Stanley Electric Co., Ltd.(a)         700         11,361
Sumitomo Bakelite Co., Ltd.         1,000          6,474
Sumitomo Chemical Co., Ltd.         7,000         32,188
Sumitomo Corp.(a)                   5,000         40,078
Sumitomo Electric Industries,
  Ltd.                              4,000         40,970
Sumitomo Heavy Industries,
  Ltd.(a)                           2,000          9,611
Sumitomo Metal Industries,
  Ltd.                             20,000         34,262
Sumitomo Metal Mining Co.,
  Ltd.                              3,000         20,584
Sumitomo Mitsui Financial
  Group, Inc.(a)                       20        135,245
Sumitomo Osaka Cement Co.,
  Ltd.                              2,000          5,320
Sumitomo Realty & Development
  Co., Ltd.                         2,000         22,433
Sumitomo Rubber Industries,
  Ltd.                              1,000         10,206
Sumitomo Trust & Banking Co.,
  Ltd.                              7,000         42,602
Suruga Bank, Ltd.                   1,000          8,151
Suzuken Co., Ltd.                     200          5,040
T&D Holdings, Inc.                  1,150         54,125
Taiheiyo Cement Corp.               4,800         12,810
Taisei Corp.                        4,000         13,488
Taisho Pharmaceutical Co.,
  Ltd.                              1,000         19,475
Taiyo Yuden Co., Ltd.               1,000         11,090
Takara Holdings, Inc.               1,000          6,230

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
JAPAN -- (CONTINUED)
Takashimaya Co., Ltd.               1,000    $     8,953
Takeda Pharmaceutical Co.,
  Ltd.                              4,300        213,236
Takefuji Corp.                        550         37,192
Takuma Co., Ltd.                    1,000          7,096
Tanabe Seiyaku Co., Ltd.            1,000          9,647
TDK Corp.                             600         40,898
Teijin, Ltd.(a)                     4,000         18,574
Teikoku Oil Co., Ltd.               1,000          7,447
Terumo Corp.                          800         23,082
THK Co., Ltd.(a)                      500         10,324
TIS, Inc.(a)                          200          6,834
Tobu Railway Co., Ltd.              4,000         14,498
Toda Corp.                          1,000          4,274
Toho Co., Ltd.                        700         10,098
Tohoku Electric Power Co.,
  Inc.                              1,900         40,515
Tokuyama Corp.                      1,000          7,123
Tokyo Broadcasting System,
  Inc.                                200          3,311
Tokyo Electric Power Co.,
  Inc.                              5,800        138,319
Tokyo Electron, Ltd.                  800         42,341
Tokyo Gas Co., Ltd.(a)             11,000         41,159
Tokyo Steel Manufacturing Co.,
  Ltd.(a)                             500          6,325
Tokyo Tatemono Co., Ltd.            1,000          6,717
Tokyu Corp.(a)                      5,000         22,451
Tokyu Land Corp.                    1,000          4,716
Tonen General Sekiyu K.K            1,000         10,820
Toppan Printing Co., Ltd.           3,000         31,783
Toray Industries, Inc.(a)           6,000         28,455
Toshiba Corp.(a)                   15,000         59,778
Tosoh Corp.                         2,000          8,313
Toto, Ltd.                          1,000          7,907
Toyo Seikan Kaisha, Ltd.              600          9,483
Toyobo Co., Ltd.(a)                 3,000          7,006
Toyoda Gosei Co., Ltd.(a)             200          3,221
Toyota Industries Corp.             1,000         27,319
Toyota Motor Corp.                 14,300        511,865
Toyota Tsusho Corp.                 1,000         16,329
Trend Micro, Inc.                     500         17,807
Ube Industries, Ltd.                4,000          8,151
UFJ Holdings, Inc.(b)                  20        104,229
Uni-Charm Corp.                       200          8,043
UNY Co., Ltd.                       1,000         11,370
Ushio, Inc.                           500          8,904

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
USS Co., Ltd.                         100    $     6,375
West Japan Railway Co.                  8         27,410
World Co., Ltd.                       200          6,997
Yahoo Japan Corp.                      20         42,016
Yakult Honsha Co., Ltd.               500          9,016
Yamada Denki Co., Ltd.(a)             400         23,010
Yamaha Corp.                        1,000         15,598
Yamaha Motor Co., Ltd.                800         14,679
Yamanouchi Pharmaceutical Co.,
  Ltd.                              2,700         92,264
Yamato Transport Co., Ltd.          2,000         27,770
Yamazaki Baking Co., Ltd.           1,000          8,629
YASKAWA Electric Corp.(b)           1,000          5,951
Yokogawa Electric Corp.(a)          1,100         13,598
                                             ------------
                                               9,544,736
                                             ------------
NETHERLANDS -- 4.93%
ABN AMRO Holding NV(a)              8,824        217,305
Aegon NV                            7,146         92,617
Akzo Nobel NV(a)                    1,370         54,014
ASML Holding NV(b)                  2,433         38,335
Corio NV                              218         12,180
DSM NV                                403         27,603
Getronics NV(a)                       334          3,948
Hagemeyer NV(a)(b)                  2,720          6,452
Heineken NV(a)                      1,284         39,685
IHC Caland NV(a)                      164         11,253
ING Groep NV                        9,473        267,908
James Hardie Industries NV          2,303         13,306
Koninklijke (Royal) KPN NV         10,720         90,031
Koninklijke (Royal) Numico
  NV(b)                               795         31,825
Koninklijke (Royal) Philips
  Electronics NV                    6,650        168,193
Koninklijke Ahold NV(b)             7,835         64,474
Oce NV(a)                             399          5,881
Qiagen NV(a)(b)                       705          8,250
Randstad Holdings NV                  231          7,984
Reed Elsevier NV                    3,679         51,289
Rodamco Europe NV                     231         18,939
Royal Dutch Petroleum Co.          10,474        684,456
TNT Post Group NV                   1,994         50,553
Unilever NV(a)                      2,888        187,502
Vedior NV                             846         11,943
VNU NV(a)                           1,228         34,283

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
NETHERLANDS -- (CONTINUED)
Wereldhave NV                         100    $    10,667
Wolters Kluwer NV                   1,437         27,511
                                             ------------
                                               2,238,387
                                             ------------
NEW ZEALAND -- 0.22%
Auckland International
  Airport, Ltd.                     5,888          9,792
Carter Holt Harvey, Ltd.            3,308          5,248
Contact Energy, Ltd.                1,459          7,818
Fisher & Paykel Appliances
  Holdings, Ltd. Series H           1,536          3,581
Fisher & Paykel Healthcare
  Corp., Ltd.                       2,433          5,519
Fletcher Building, Ltd.             2,247         10,804
Independent Newspapers, Ltd.          554          2,506
Sky City Entertainment Group,
  Ltd.                              2,173          6,774
Sky Networks Television Ltd.          256          1,016
Telecom Corp. of New Zealand,
  Ltd.                             10,014         41,879
Tower, Ltd.(b)                        816          1,221
Warehouse Group, Ltd.                 696          1,937
Waste Management NZ, Ltd.             488          2,285
                                             ------------
                                                 100,380
                                             ------------
NORWAY -- 0.75%
DNB NOR ASA(a)                      3,400         35,513
Frontline, Ltd.(a)                    291         11,668
Norsk Hydro ASA(a)                    763         70,061
Norske Skogindustrier ASA(a)          531          8,756
Orkla ASA(a)                          942         34,743
Petroleum Geo-Services ASA(b)         303          7,303
Prosafe ASA                           200          6,015
Schibsted ASA                         200          5,509
Smedvig ASA Series A(a)               100          2,028
Statoil ASA(a)                      3,558         72,692
Stolt Offshore SA(b)                1,013          9,263
Stolt-Nielsen SA                      200          6,734
Storebrand ASA(a)                   1,058          9,917
Tandberg ASA(a)                       713          7,638
Telenor ASA(a)                      3,956         31,633

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Tomra Systems ASA(a)                  901    $     3,723
Yara International ASA(a)           1,023         16,282
                                             ------------
                                                 339,478
                                             ------------
PORTUGAL -- 0.32%
Banco BPI SA                        1,741          6,637
Banco Comercial Portugues SA       11,223         28,793
Banco Espirito Santo SA,
  Registered                          536          8,361
Brisa-Auto Estrada de Portugal
  SA                                1,837         14,427
Cimpor-Cimentos de Portugal,
  SGPS SA                           1,076          6,042
Energias de Portugal SA            11,062         27,844
Jeronimo Martins SGPS SA              191          2,739
Portugal Telecom SGPS SA            4,108         38,975
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SGPS SA                  478          5,027
Sonae, SGPS SA                      4,577          6,314
                                             ------------
                                                 145,159
                                             ------------
SINGAPORE -- 0.85%
Allgreen Properties, Ltd.           2,000          1,376
Ascendas Real Estate
  Investment Trust Units            3,500          4,588
Capitaland, Ltd.(a)                 5,000          7,059
CapitaMall Trust                    3,600          5,082
Chartered Semiconductor
  Manufacturing, Ltd.(a)(b)         5,401          4,261
City Developments, Ltd.             2,487         11,064
ComfortDelGro Corp., Ltd.           9,000          9,022
Creative Technology, Ltd.(a)          350          2,305
Datacraft Asia, Ltd.(b)             2,000          2,220
DBS Group Holdings, Ltd.            6,000         50,894
Fraser & Neave, Ltd.                1,082         10,076
Haw Par Corp., Ltd.                   746          2,279
Jardine Cycle & Carriage,
  Ltd.                                566          4,465
Keppel Corp., Ltd.(a)               2,356         17,469
Keppel Land, Ltd.(a)                2,000          2,966
Neptune Orient Lines, Ltd.          2,000          4,484
Oversea-Chinese Banking Corp.,
  Ltd.                              5,365         36,916
Overseas Union Enterprise,
  Ltd.                                 69            372
Parkway Holdings, Ltd.              4,063          4,531

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
SINGAPORE -- (CONTINUED)
SembCorp Industries, Ltd.           4,700    $     7,444
SembCorp Logistics, Ltd.            1,678          1,712
SembCorp Marine, Ltd.               3,000          4,680
Singapore Airlines, Ltd.            2,394         15,905
Singapore Exchange, Ltd.(a)         4,000          5,006
Singapore Land, Ltd.                1,000          3,351
Singapore Post, Ltd.                7,000          4,131
Singapore Press Holdings,
  Ltd.                              8,085         20,622
Singapore Technologies
  Engineering, Ltd.                 7,000         10,048
Singapore Telecommunications,
  Ltd.                             33,700         55,372
SMRT Corp., Ltd.                    4,000          2,800
STATS ChipPAC, Ltd.(b)              5,000          3,589
Suntec Real Estate Investment
  Trust                             4,000          2,895
United Overseas Bank, Ltd.          6,251         52,653
United Overseas Land, Ltd.(a)       2,952          3,993
Venture Corp.                       1,000          9,491
Wing Tai Holdings, Ltd.             3,833          2,262
                                             ------------
                                                 387,383
                                             ------------
SPAIN -- 3.99%
Abertis Infraestructuras SA(a)      1,051         26,798
Acciona SA(a)                         148         14,686
Acerinox SA                           936         12,765
ACS SA(a)                           1,264         35,396
Altadis SA Series A                 1,357         56,934
Amadeus Global Travel
  Distribution SA Series A          1,640         14,349
Antena 3 de Television SA(a)          424          8,487
Banco Bilbao Vizcaya
  Argentaria SA(a)                 17,139        264,652
Banco Popular Espanol SA(a)         4,290         51,863
Banco Santander Central
  Hispano SA(a)                    30,290        351,526
Cintra Concesiones de
  Infraestructuras de
  Transporte SA(a)                  1,015         11,927
Corporacion Mapfre SA                 570          8,533
Ebro Puleva, SA(a)                    426          7,578
Endesa SA(a)                        4,812        113,029
Fomento de Construcciones y
  Contratas SA(a)                     230         12,968

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Gamesa Corporacion Tecnologica
  SA(a)                               518    $     7,027
Gas Natural SDG SA(a)                 802         23,662
Grupo Ferrovial SA(a)                 321         20,705
Iberdrola SA(a)                     4,036        106,572
Iberia Lineas Aereas de Espana
  SA(a)                             2,469          7,081
Indra Sistemas SA(a)                  649         12,857
Industria de Diseno Textil
  SA(a)                             1,129         29,074
Inmobiliaria Colonial, SA             155          8,253
Metrovacesa SA(a)                     227         13,384
Metrovacesa SA(a)(b)                   10            591
NH Hoteles SA(a)(b)                   389          5,343
Promotora de Informaciones SA         407          7,895
Repsol YPF SA(a)                    4,624        118,406
Sacyr Vallehermoso SA(a)              573         13,515
Sociedad General de Aguas de
  Barcelona SA(a)                     274          5,909
Sogecable SA(a)(b)                    189          6,722
Telefonica Publicidad e
  Informacion SA(a)                   881          7,708
Telefonica SA(a)                   23,452        384,271
Union Electrica Fenosa SA(a)        1,131         34,504
Zeltia SA(a)(b)                       700          4,744
                                             ------------
                                               1,809,714
                                             ------------
SWEDEN -- 2.40%
Alfa Laval AB                         344          4,976
Assa Abloy AB Series B(a)(b)        1,516         19,503
Atlas Copco AB Series A             1,755         27,858
Atlas Copco AB Series B             1,200         17,281
Axfood AB                             165          4,140
Billerud Aktiebolag(a)                211          2,525
Capio AB(b)                           351          5,167
Castellum AB                          181          7,368
D. Carnegie & Co. AB(a)               380          4,500
Electrolux AB                       1,405         29,946
Elekta AB                              91          3,774
Eniro AB                              853          9,718
Fabege AB                             448          9,749
Gambro AB Series A                    700          9,364
Gambro AB Series B                    600          8,026
Getinge AB                            854         11,643
Hennes & Mauritz AB (H&M)
  Series B                          2,485         87,479

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
SWEDEN -- (CONTINUED)
Hoganas AB Series B                   107    $     2,870
Holmen AB Series B                    200          5,402
Lundin Petroleum AB(b)                970          8,319
Modern Times Group MTG AB(b)          225          6,898
Nordea AB                          10,650         96,795
OMX AB(a)(b)                          500          5,697
Oriflame Cosmetics SA                 150          3,418
Sandvik AB                          1,000         37,187
SAS AB(a)(b)                          530          4,563
Scania AB                             500         18,434
Securitas AB Series B(a)            1,516         25,325
Skandia Forsakrings AB              5,378         29,534
Skandinaviska Enskilda Banken
  (SEB) Series A                    2,354         39,174
Skanska AB                          1,900         23,471
SKF AB -- B Shares                  1,868         19,130
SSAB Svenskt Stal AB Series A         200          4,608
SSAB Svenskt Stal AB Series B         200          4,404
Svenska Cellulosa AB (SCA)
  Series B                          1,033         33,059
Svenska Handelsbanken AB
  Series A(a)                       2,751         56,169
Swedish Match AB(a)                 1,705         19,370
Tele2 AB -- B Shares(a)             1,467         13,803
Telefonaktiebolaget LM
  Ericsson                         75,192        241,597
TeliaSonera AB                      9,386         44,816
Trelleborg AB Series B                500          7,425
Volvo AB Series A                     500         19,714
Volvo AB Series B(a)                1,185         48,238
Wihlborgs Fastigheter AB(b)            90          2,179
WM-Data AB Series B                 1,000          2,522
                                             ------------
                                               1,087,138
                                             ------------
SWITZERLAND -- 6.72%
ABB, Ltd.(b)                        9,719         63,706
Adecco SA(a)                          680         30,989
Ciba Specialty Chemicals AG(a)        350         20,402
Clariant AG(b)                      1,228         16,338
Compagnie Financiere Richemont
  AG                                2,501         84,115
Credit Suisse Group                 6,138        242,119
Geberit AG                             19         12,158
Givaudan SA(a)                         37         21,524

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Holcim, Ltd.(a)                       938    $    57,092
Kudelski SA                           166          6,075
Kuoni Reisen Holding AG Series
  B                                    15          6,092
Logitech International
  SA(a)(b)                            426         13,696
Lonza Group AG(a)                     186         10,298
Micronas Semiconductor Holding
  AG(b)                               173          6,547
Nestle SA                           2,042        522,650
Nobel Biocare Holding AG              118         23,941
Novartis AG(a)                     11,945        569,054
Phonak Holding AG(a)                  202          7,582
PSP Swiss Property AG(b)              185          8,027
Rieter Holding AG                      21          5,817
Roche Holding AG(a)                 3,554        449,831
Schindler Holding AG                   26          9,394
Serono SA(a)                           30         19,173
SGS Societe Generale de
  Surveillance Holding SA(a)           22         15,116
SIG Holding AG                         30          6,795
Straumann Holding AG(a)                41          8,542
Sulzer AG                              20          8,256
Swatch Group AG Registered            171         24,019
Swatch Group AG Series B              267          7,636
Swiss Reinsurance Co.(a)            1,626         99,983
Swisscom AG                           118         38,489
Syngenta AG(b)                        545         56,095
Synthes, Inc.                         230         25,252
UBS AG(a)                           5,409        422,084
Unaxis Holding AG(a)(b)                26          3,571
Valora Holding AG(b)                   21          4,756
Zurich Financial Services
  AG(b)                               727        125,261
                                             ------------
                                               3,052,475
                                             ------------
UNITED KINGDOM -- 24.33%
3i Group PLC                        3,063         37,209
Aegis Group PLC                     5,274          9,402
Aggreko PLC                         1,214          4,035
Alliance Unichem PLC                1,296         19,726
AMEC PLC                            1,890         11,175
Amvescap PLC                        3,855         23,000
Anglo American PLC                  7,043        165,182
ARM Holdings PLC                    6,929         14,060
Arriva PLC                            978          9,550

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
UNITED KINGDOM -- (CONTINUED)
Associates British Ports
  Holdings PLC                      1,494    $    13,197
AstraZeneca Group PLC               8,051        333,361
Aviva PLC                          11,679        130,155
BAA PLC                             5,434         60,364
BAE Systems PLC                    15,656         80,506
Balfour Beatty PLC                  1,991         11,799
Barclays PLC                       31,802        316,522
Barratt Developments PLC            1,322         16,971
BBA Group PLC                       2,005         11,082
Bellway PLC                           568          8,783
Berkeley Group Holdings PLC           545          8,935
BG Group PLC                       17,522        144,099
BHP Billiton PLC                   12,237        156,106
BOC Group PLC                       2,413         43,407
Boots Group PLC                     3,754         40,962
Bovis Homes Group PLC                 504          6,411
BP PLC(d)                         105,799      1,101,344
BPB PLC                             2,540         24,074
Brambles Industries PLC             3,798         20,823
Britannic Group PLC                   860          7,835
British Airways PLC(b)              2,448         11,557
British America Tobacco PLC         7,960        153,458
British Land Co. PLC                2,521         39,568
British Sky Broadcasting PLC        6,046         57,142
Brixton PLC                         1,110          7,085
BT Group PLC                       42,289        174,269
Bunzl PLC                           1,659         15,486
Cable & Wireless PLC               11,191         29,876
Cadbury Schweppes PLC              10,137         96,806
Capita Group PLC                    3,152         20,783
Carnival PLC                          844         47,891
Cattles PLC                         1,492          8,234
Centrica PLC                       18,412         76,452
Close Brothers Group PLC              634          8,366
Cobham PLC                            507         12,854
Compass Group PLC                  10,903         45,809
Cookson Group PLC(b)                  958          5,244
Corus Group PLC(b)                 21,374         16,084
Daily Mail & General Trust          1,631         19,214
Davis Service Group PLC               957          7,776
De La Rue PLC                         868          6,314
Diageo PLC                         14,943        220,345

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Dixons Group PLC                    9,836    $    27,668
Electrocomponents PLC               1,991          8,579
EMAP PLC                            1,390         19,376
EMI Group PLC                       3,667         16,688
Enterprise Inns PLC                 1,840         27,495
Exel PLC                            1,574         23,943
Filtrona PLC(b)                     1,067          4,646
First Choice Holidays PLC           1,902          6,509
FirstGroup PLC                      1,972         11,633
FKI PLC                             2,775          4,835
Friends Provident PLC               9,377         30,577
Gallaher Group PLC                  3,201         47,545
George Wimpey PLC                   2,103         16,541
GKN PLC                             3,381         15,629
GlaxoSmithKline PLC(c)             28,954        700,857
Great Portland Estates PLC            620          3,882
Group 4 Securicor PLC(b)            5,466         14,396
GUS PLC                             4,944         77,996
Hammerson PLC                       1,469         23,412
Hanson PLC                          3,495         33,596
Hays PLC                            7,970         18,492
HBOS PLC                           19,341        298,191
Hilton Group PLC                    8,153         41,815
HMV Group PLC                       1,974          8,365
HSBC Holdings PLC(d)               55,261        881,199
ICAP PLC                            2,468         13,133
IMI PLC                             1,956         14,614
Imperial Chemical Industries
  PLC                               6,151         27,993
Imperial Tobacco Group PLC          3,562         95,922
Inchcape PLC                          399         14,705
InterContinental Hotels Group
  PLC                               2,298         29,010
International Power PLC(b)          6,975         25,744
Intertek Group PLC                    785          9,874
Invensys PLC(b)                    24,467          4,603
iSOFT Group PLC                       927          6,968
ITV PLC                            19,933         43,928
J Sainsbury PLC                     6,515         33,297
Johnson Matthey PLC                 1,030         19,691
Kelda Group PLC                     1,767         22,114
Kesa Electricals PLC                2,424         12,139
Kingfisher PLC                     11,868         52,309
Land Securities Group PLC           2,296         57,181
Legal & General Group PLC          31,620         65,152

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
UNITED KINGDOM -- (CONTINUED)
Liberty International PLC           1,279    $    22,194
Lloyds TSB Group PLC               27,829        235,844
LogicaCMG PLC                       3,381         10,571
London Stock Exchange PLC           1,349         11,880
Man Group PLC                       1,455         37,722
Marconi Corp. PLC(b)                1,066          5,768
Marks & Spencer Group PLC           8,012         51,750
Meggitt PLC                         2,125         10,765
MFI Furniture Group PLC             2,923          5,800
Misys PLC                           2,661         11,347
Mitchells & Butlers PLC             2,814         16,852
National Express Group PLC            711         11,580
National Grid Transco PLC          15,325        148,547
Next PLC                            1,261         34,093
Pearson PLC                         3,918         46,156
Peninsular & Oriental Steam
  Navigation Co.                    3,800         21,600
Persimmon PLC                       1,473         20,612
Pilkington PLC                      5,105         10,953
Premier Farnell PLC                 1,868          5,405
Provident Financial PLC             1,382         17,779
Prudential PLC                     11,745        104,428
Punch Taverns PLC                   1,327         17,428
Rank Group PLC                      3,442         16,589
Reckitt Benckiser PLC               3,039         89,570
Reed Elsevier PLC                   6,251         59,864
Rentokil Initial PLC                9,570         27,392
Reuters Group PLC                   7,012         49,625
Rexam PLC                           2,902         25,049
Rio Tinto PLC                       5,298        162,131
Rolls-Royce Group PLC(b)            7,440         38,291
Rolls-Royce Group PLC Class B     637,050          1,141
Royal & Sun Alliance Insurance
  Group PLC                        15,451         23,185
Royal Bank of Scotland Group
  PLC                              15,654        472,877
SABMiller PLC                       4,119         64,317
Sage Group PLC                      6,550         26,258
Schroders PLC                         593          8,043
Scottish & Newcastle PLC            3,673         30,519
Scottish & Southern Energy PLC      4,229         76,756
Scottish Power PLC                  9,187         81,726

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
Serco Group PLC                     2,074    $     9,476
Severn Trent PLC                    1,651         30,084
Shell Transport & Trading Co.
  PLC                              47,404        460,978
Signet Group PLC                    9,431         18,376
Slough Estates PLC                  2,254         21,061
Smith & Nephew PLC                  4,578         45,195
Smiths Group PLC                    2,794         46,005
SSL International PLC                 906          4,594
Stagecoach Group PLC                3,990          8,436
Tate & Lyle PLC                     2,127         18,178
Taylor Woodrow PLC                  2,660         16,097
Tesco PLC                          38,552        220,172
TI Automotive, Ltd. Class A(b)      4,947              0
Tomkins PLC                         4,159         19,486
Travis Perkins PLC                    536         16,691
Trinity Mirror PLC                  1,606         17,783
Unilever PLC                       13,709        132,269
United Business Media PLC           1,511         13,416
United Utilities PLC                2,906         34,364
United Utilities PLC Class A        1,474          8,715
Vodafone Group PLC(c)             320,278        780,425
Whitbread PLC                       1,344         22,973
William Hill PLC                    1,932         18,675
Wolseley PLC                        2,890         60,790
WPP Group PLC                       5,758         59,269
Yell Group PLC                      3,343         25,471
                                             ------------
                                              11,044,316
                                             ------------
TOTAL COMMON STOCKS
  (Cost $35,285,530)                          44,029,557
                                             ------------
PREFERRED STOCKS -- 0.23%
GERMANY -- 0.23%
Fresenius Medical Care AG(a)          140          9,759
Henkel KGAA                           314         28,127
Porsche AG                             39         29,339
ProSieben Sat.1 Media AG              406          6,991
RWE AG                                205         11,729
Volkswagen AG                         564         20,011
                                             ------------
TOTAL PREFERRED STOCKS
  (Cost $81,163)                                 105,956
                                             ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
RIGHTS -- 0.02%
SINGAPORE -- 0.01%
Oversea-Chinese Banking Corp.
  Ltd.(b)                           1,073    $     4,201
                                             ------------
SPAIN -- 0.01%
Metrovacesa SA(b)                      10             26
Metrovacesa SA(b)                     237          1,285
Sacyr Vallehermoso SA(b)              573            423
Sogecable SA(b)                        30             11
                                             ------------
                                                   1,745
                                             ------------
SWEDEN -- 0.0%
TeliaSonera AB(b)                  10,886          1,087
                                             -----------
TOTAL RIGHTS
  (Cost $0)                                        7,033
                                             -----------

                                                MARKET
                                  SHARES        VALUE
                                ----------   ------------
MONEY MARKET FUNDS -- 19.73%
UNITED STATES -- 19.73%
AIM Short Term Investment
  Prime Portfolio                 410,735    $   410,735
AIM Treasury Fund                 428,959        428,959
Federated Money Market
  Obligations Trust                   363            363
State Street Navigator
  Securities Lending Prime
  Portfolio(e)(f)               8,116,399      8,116,399
                                             ------------
TOTAL MONEY MARKET FUNDS
  (Cost $8,956,456)                            8,956,456
                                             ------------
TOTAL INVESTMENTS -- 117.0%
  (Cost $44,323,150)                          53,099,002
                                             ------------
LIABILITIES IN EXCESS OF
  ASSETS -- (16.96)%                          (7,700,282)
                                             ------------
NET ASSETS -- 100.00%                        $45,398,720
                                             ============

---------------
(a) All or a portion of these securities were on loan at June 30, 2005.
(b) Non-income producing security.
(c) All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.
(d) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(e) Security represents investment made with cash collateral received from securities loaned.
(f) Affiliated issuer. See affiliated issuer table for more information. Abbreviations
NPV -- No Par Value
NV -- Non Voting

                                                                   UNREALIZED
                                                   NUMBER OF     APPRECIATION/
                                                   CONTRACTS     (DEPRECIATION)
SCHEDULE OF FUTURES CONTRACTS (LONG)               ---------     --------------
SPI 200 Index Futures
  Expiration date 09/2005                              2            $ 1,095
CAC 40 Euro Futures
  Expiration date 09/2005                              2                343
Hang Seng Index Futures
  Expiration date 07/2005                              1                (72)
TOPIX Index Futures
  Expiration date 09/2005                              3              8,649
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 09/2005                              3              2,543
MIB 30 Index Futures
  Expiration date 09/2005                              1                592
                                                                    -------
Net unrealized appreciation on open
  futures contracts purchased                                       $13,150
                                                                    =======

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

                                                                              UNREALIZED
OPEN FORWARD FOREIGN CURRENCY                    USD FACE    USD CURRENT   ----------------
PURCHASE CONTRACTS                                VALUE         VALUE       GAIN     LOSS
-----------------------------                   ----------   -----------   ------   -------
Australian Dollar
Local Contract amount -- 212,000                $  159,560   $  160,853    $1,293   $    --
Settlement Date -- 08/23/05
Euro Dollar
Local Contract amount -- 239,000                   302,758      289,797        --    12,961
Settlement Date -- 08/23/05
Hong Kong Dollar
Local Contract amount -- 594,000                    76,296       76,445       149        --
Settlement Date -- 08/23/05
Japanese Yen
Local Contract amount -- 35,800,000                336,751      324,451        --    12,300
Settlement Date -- 08/23/05
Pound Sterling
Local Contract amount -- 149,000                   273,141      266,472        --     6,669
Settlement Date -- 08/23/05
                                                ----------   ----------    ------   -------
Total Open Forward
Foreign Currency
Purchase Contracts                              $1,148,506   $1,118,018    $1,442   $31,930
                                                ==========   ==========    ======   =======

INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:
  Financials                                                        26.47%
  Consumer Discretionary                                            12.01%
  Industrials                                                       10.08%
  Energy                                                             8.71%
  Health Care                                                        8.01%
  Consumer Staples                                                   7.53%
  Materials                                                          6.98%
  Telecommunication Services                                         6.59%
  Information Technology                                             5.79%
  Utilities                                                          5.06%
  Cash, receivables, and other assets, less liabilities              2.77%
                                                                ----------
                                                                   100.00%
                                                                ==========

                                           SHARES PURCHASED       SHARES SOLD                              INCOME EARNED
                       NUMBER OF SHARES   FOR THE SIX MONTHS   FOR THE SIX MONTHS    NUMBER OF SHARES    FOR THE SIX MONTHS
SECURITY DESCRIPTION   HELD AT 12/31/04     ENDED 06/30/05       ENDED 06/30/05      HELD AT 06/30/05      ENDED 06/30/05
--------------------   ----------------   ------------------   ------------------   ------------------   ------------------
State Street
  Navigator
  Securities Lending
  Prime Portfolio         16,564,927          17,772,988           26,221,516            8,116,399            $44,603

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
  Investments in unaffiliated issuers, at market (identified cost $36,206,751) -- including $7,801,198 of securities
     loaned (Note 2)                                           $44,982,603
  Investments in non-controlled affiliates at market
     (identified cost $8,116,399) (Note 4)                       8,116,399
                                                               -----------
                                                                53,099,002
  Cash*                                                            117,406
  Foreign currency at market (cost $243,600)                       241,089
  Unrealized appreciation on forward foreign currency
     exchange contracts                                              1,442
Receivables:
  Investment securities sold                                         3,377
  Daily variation margin on futures contracts                          726
  Dividends and interest                                            97,718
                                                               -----------
     Total assets                                               53,560,760

LIABILITIES
Payables:
  Investment securities purchased                                    2,166
  Unrealized depreciation on forward foreign currency
     exchange contracts                                             31,930
  Due upon return of securities loaned                           8,116,399
  Management fees (Note 4)                                          11,545
                                                               -----------
     Total liabilities                                           8,162,040
                                                               -----------
NET ASSETS                                                     $45,398,720
                                                               ===========
COMPOSITION OF NET ASSETS
  PAID-IN CAPITAL                                              $36,644,217
  Net unrealized appreciation on investments, foreign
     currency translation, and futures contracts                 8,754,503
                                                               -----------
NET ASSETS                                                     $45,398,720
                                                               ===========

---------------

* Includes restricted cash of $117,313 held as collateral in relation to initial margin requirements on futures contracts.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $178,840)                      $    848,938
  Dividends (non-cash)                                                             50,650
  Interest                                                                            456
  Security lending income (Notes 2 and 4)                                          44,603
                                                                             ------------
       Total Investment Income                                                    944,647
EXPENSES
  Management fees (Note 4)                                    $     42,897
                                                              ------------
     Total Expenses                                                                42,897
                                                                             ------------
NET INVESTMENT INCOME                                                             901,750
                                                                             ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
  Investments and foreign currency transactions                 10,752,605
  Futures contracts                                                116,478
                                                              ------------
                                                                               10,869,083
Net change in net unrealized depreciation on:
  Investments and foreign currency translation                 (11,316,724)
  Futures contracts                                                (32,292)
                                                              ------------
                                                                              (11,349,016)
                                                                             ------------
Net realized and unrealized loss                                                 (479,933)
                                                                             ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $    421,817
                                                                             ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                             For the Six
                                                            Months Ended         For the
                                                            June 30, 2005      Year Ended
                                                             (Unaudited)    December 31, 2004
                                                            -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income                                     $    901,750      $  1,719,526
  Net realized gain on investments and futures contracts      10,869,083        13,998,856
  Net change in net unrealized depreciation                  (11,349,016)       (1,163,857)
                                                            ------------      ------------
     Net increase in net assets resulting from operations        421,817        14,554,525
                                                            ------------      ------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                  5,358,951        29,971,572
  Fair value of withdrawals                                  (34,549,770)      (95,183,877)
                                                            ------------      ------------
     Net decrease in net assets from capital transactions    (29,190,819)      (65,212,305)
                                                            ------------      ------------
TOTAL NET DECREASE IN NET ASSETS                             (28,769,002)      (50,657,780)
NET ASSETS
Beginning of period                                           74,167,722       124,825,502
                                                            ------------      ------------
End of period                                               $ 45,398,720      $ 74,167,722
                                                            ============      ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                              For the
                          Six Months Ended     Year       Year       Year       Year      Period
                              6/30/05         Ended      Ended      Ended      Ended       Ended
                            (Unaudited)      12/31/04   12/31/03   12/31/02   12/31/01   12/31/00*
                          ----------------   --------   --------   --------   --------   ---------
SUPPLEMENTAL DATA AND
  RATIOS:
  Net assets, end of
     period (in
     thousands)               $45,399        $74,168    $124,826   $79,353    $60,571     $87,620
  Ratios to average net
     assets:
     Operating expenses          0.15%+         0.15%       0.15%     0.15%      0.15%       0.15%+
     Net investment
       income                    3.15%+         2.16%       2.20%     1.85%      1.49%       0.81%+
  Portfolio turnover
     rate**                        11%++          32%         26%       13%        31%          8%++
  Total return(a)               13.37%++       19.08%      37.59%   (16.05)%   (21.88)%    (0.80)%++

---------------

*   The Portfolio commenced operations on November 13, 2000.
**  The portfolio turnover rate excludes in-kind security transactions.
+   Annualized.
++  Not Annualized.
(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At June 30, 2005, only the Portfolio, State Street Equity 500 Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE Index"). The Portfolio uses a passive management strategy designed to track the performance of the MSCI EAFE Index. The MSCI EAFE Index is a well-known international stock market index that includes approximately 1,000 securities listed on the stock exchanges of 21 developed market countries (but not the United States). There is no assurance that the Portfolio will achieve its objective.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used when a

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

significant event affecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio's net asset value. A significant event includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FOREIGN INVESTMENT RISK: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2005, the earned income for the Portfolio and State Street was $44,603 and $14,867, respectively.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2005, the value of the securities loaned amounted to $7,801,198. The loans were collateralized with cash of $8,116,399, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company, and $89,366 of securities held by the custodian as collateral for Portfolio securities loaned as follows:

                          Securities Collateral Table

Principal                                           Maturity     Interest
 Amount                                              Dates        Rates        Value
---------                                           --------     --------     -------
            Federal Republic of Germany
 E 3,089                                            09/16/05      2.500         3,819
            Federal Republic of Germany
   2,167                                            03/10/06      2.000         2,637
            Federal Republic of Germany
     914                                            12/15/06      2.250         1,121
            Federal Republic of Germany
      48                                            01/04/09      3.750            62
            Federal Republic of Germany
  11,263                                            04/17/09      3.250        14,166
            Federal Republic of Germany
  12,741                                            01/04/11      5.250        17,872
            Federal Republic of Germany
   2,057                                            01/04/12      5.000         2,878
            Federal Republic of Germany
   7,220                                            01/04/14      4.250         9,721
            Federal Republic of Germany
   2,402                                            01/04/31      5.500         3,866
            Government of France
      41                                            03/12/06      2.250            50
            Government of France
  11,162                                            07/12/09      3.500        14,548
            Government of France
   2,266                                            01/12/10      3.000         2,843
            Government of France
      93                                            10/25/12      4.750           130
            Kingdom of Belgium
      69                                            03/28/08      5.750            92
            Kingdom of Belgium
     309                                            07/29/08      7.500           457
            Kingdom of Belgium
   4,827                                            09/28/10      5.750         6,994
            Kingdom of Belgium
     256                                            09/28/11      5.000           360
            Kingdom of Belgium
     412                                            09/28/12      5.000           585
            Kingdom of Belgium
     892                                            03/28/15      8.000         1,540
            Kingdom of Belgium
   1,626                                            09/28/15      3.750         2,114
            Kingdom of Belgium
     714                                            03/28/28      5.500         1,119
            Kingdom of Netherlands
   1,365                                            07/15/07      3.000         1,732
            Kingdom of Netherlands
     482                                            07/15/13      4.250           660
                                                                              -------
                                                                              $89,366
                                                                              =======

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3.   SECURITIES TRANSACTIONS

For the six months ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $6,063,145 and $33,428,961, respectively.

At June 30, 2005, the book cost of investments was $44,323,150 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $9,215,239 and $439,387, respectively, resulting in net appreciation of $8,775,852.

4.   RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody and administration and transfer agent services to the Portfolio. As compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. The market value of this investment at June 30, 2005 is listed in the Portfolio of Investments.

5.   INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT ACCOUNTANTS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                      STATE STREET MONEY MARKET PORTFOLIO
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2005
                                  (UNAUDITED)

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2005 to June 30, 2005.

The table below illustrates your Portfolio's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2005

-------------------------------------------------------------------------------------------------
                                                   BEGINNING         ENDING
                                                 ACCOUNT VALUE    ACCOUNT VALUE    EXPENSES PAID
                                                JANUARY 1, 2005   JUNE 30, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN                  $1,000.00        $1,020.51          $0.50
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                       $1,000.00        $1,024.30          $0.50
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of June 30, 2005 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                        JUNE 30, 2005
---------------------------------------------------------------------------
Repurchase Agreements                                              47.7%
---------------------------------------------------------------------------
Commercial Paper                                                   20.8
---------------------------------------------------------------------------
Yankee Certificates of Deposit                                     13.3
---------------------------------------------------------------------------
Bank Notes                                                          6.6
---------------------------------------------------------------------------
Medium Term Notes                                                   4.4
---------------------------------------------------------------------------
Euro Certificates of Deposit                                        3.8
---------------------------------------------------------------------------
Time Deposits                                                       2.2
---------------------------------------------------------------------------
Promissory Note                                                     1.1
---------------------------------------------------------------------------
Other assets less liabilities                                       0.1
---------------------------------------------------------------------------
Total                                                             100.0%
---------------------------------------------------------------------------

MATURITY LADDER*                                              JUNE 30, 2005
---------------------------------------------------------------------------
1-4 Days                                                            52.6%
---------------------------------------------------------------------------
5-90 Days                                                           37.4
---------------------------------------------------------------------------
90+ Days                                                            10.0
---------------------------------------------------------------------------
Total                                                              100.0%
---------------------------------------------------------------------------
Average maturity                                                 30 Days
---------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
COMMERCIAL PAPER -- 20.80%
ABCP CREDIT ARBITRAGE -- 3.29%
Galaxy Funding, Inc.                                3.120%    07/27/2005   $20,000,000   $ 19,954,933
Grampian Funding Ltd.                               3.260%    09/20/2005    10,000,000      9,926,650
                                                                                         ------------
                                                                                           29,881,583
                                                                                         ------------
ABCP HYBRID -- 2.19%
Scaldis Capital                                     3.280%    07/25/2005    20,000,000     19,956,267
                                                                                         ------------
ABCP RECEIVABLES AND SECURITIES -- 10.44%
Ciesco LP                                           3.070%    07/07/2005    25,000,000     24,987,208
CRC Funding LLC                                     3.080%    07/05/2005    25,000,000     24,991,444
Eiffel Funding LLC                                  3.270%    07/28/2005    25,000,000     24,938,688
Falcon Asset Securitization Corp.                   3.280%    08/08/2005    20,000,000     19,930,756
                                                                                         ------------
                                                                                           94,848,096
                                                                                         ------------
BANK FOREIGN -- 4.88%
Bank of Ireland                                     3.510%    12/09/2005    25,000,000     24,607,562
Nordea North America, Inc.                          3.385%    11/21/2005    20,000,000     19,731,081
                                                                                         ------------
                                                                                           44,338,643
                                                                                         ------------
TOTAL COMMERCIAL PAPER                                                                    189,024,589
                                                                                         ------------
YANKEE CERTIFICATES OF DEPOSIT -- 13.32%
BANK FOREIGN -- 13.32%
Calyon NY                                           3.425%    11/01/2005    20,000,000     19,999,831
Calyon NY                                           3.745%    06/14/2006     6,000,000      5,999,162
Canadian Imperial Bank(a)                           3.266%    04/28/2006    25,000,000     24,994,843
Royal Bank of Scotland(a)                           3.156%    03/15/2006    25,000,000     24,993,029
Societe Generale(a)                                 3.114%    02/09/2006    20,000,000     19,996,956
Svenska Handelsbanken AB(a)                         3.031%    04/03/2006    25,000,000     24,992,476
                                                                                         ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                      120,976,297
                                                                                         ------------
EURO CERTIFICATES OF DEPOSIT -- 3.85%
BANK FOREIGN -- 3.85%
ABN AMRO                                            3.470%    12/07/2005    20,000,000     20,000,434
Societe Generale                                    3.280%    09/12/2005    15,000,000     14,999,280
                                                                                         ------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                         34,999,714
                                                                                         ------------
BANK NOTES -- 6.61%
BANK DOMESTIC -- 6.61%
First USA Bank(a)                                   3.420%    05/17/2006    20,000,000     20,032,538
Bank of America Corp.(a)                            3.065%    03/14/2006    20,000,000     20,000,000
National City Bank(a)                               3.134%    02/09/2006    20,000,000     19,999,385
                                                                                         ------------
TOTAL BANK NOTES                                                                           60,031,923
                                                                                         ------------

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
MEDIUM TERM NOTES -- 4.40%
BROKERAGE -- 2.20%
Merrill Lynch & Co., Inc.(a)                        3.300%    03/17/2006   $20,000,000   $ 20,014,465
                                                                                         ------------
FINANCE NON-CAPTIVE CONSUMER -- 2.20%
American Honda Finance Corp.(a)                     3.404%    06/22/2006    20,000,000     20,000,000
                                                                                         ------------
TOTAL MEDIUM TERM NOTES                                                                    40,014,465
                                                                                         ------------
TIME DEPOSITS -- 2.20%
Citibank                                            3.350%    07/01/2005    20,000,000     20,000,000
                                                                                         ------------
TOTAL TIME DEPOSITS                                                                        20,000,000
                                                                                         ------------
PROMISSORY NOTES -- 1.10%
Goldman Sachs Group, Inc.(a)                        3.276%    02/22/2006    10,000,000     10,000,000
                                                                                         ------------
TOTAL PROMISSORY NOTES                                                                     10,000,000
                                                                                         ------------
REPURCHASE AGREEMENTS -- 47.67%
Banc of America Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 6.000% due 08/01/34 valued at
  $40,800,001); proceeds $40,003,756                3.380%    07/01/2005    40,000,000     40,000,000
Credit Suisse First Boston Tri Party Repo, dated
  06/30/05 (collateralized by Federal Home Loan
  Mortgage Corporation, 4.000%-11.000% due
  12/01/07-12/01/34 and Federal National Mortgage
  Association, 4.000%-9.500% due
  05/01/07-06/01/35 valued at $153,001,363);
  proceeds $150,014,167                             3.400%    07/01/2005   150,000,000    150,000,000
Deutsche Bank Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 5.500% due 08/01/19-11/01/19 and
  Government National Mortgage Association,
  3.750%-7.000% due 02/20/26-07/20/27 valued at
  $25,500,000); proceeds $25,002,361                3.400%    07/01/2005    25,000,000     25,000,000
Morgan Stanley Tri Party Repo, dated 06/30/05
  (collateralized by Federal National Mortgage
  Association, 5.500% due 12/01/32-04/01/33
  valued at $25,611,446); proceeds $25,002,375      3.420%    07/01/2005    25,000,000     25,000,000
UBS Warburg LLC Tri Party Repo, dated 06/30/05
  (collateralized by Commercial Mortgage
  Obligations, 0.000%-7.470% due
  01/20/09-09/25/35 valued at $153,005,339);
  proceeds $150,014,375                             3.450%    07/01/2005   150,000,000    150,000,000

STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

NAME OF ISSUER                                     INTEREST    MATURITY     PRINCIPAL     AMORTIZED
AND TITLE OF ISSUE                                   RATE        DATE        AMOUNT         COST+
------------------                                 --------   ----------   -----------   ------------
REPURCHASE AGREEMENTS -- (CONTINUED)
UBS Warburg LLC Tri Party Repo, dated 06/30/05
  (collateralized by Commercial Mortgage
  Obligations, 0.000%-7.470% due
  11/18/08-03/15/46 valued at $43,966,513);
  proceeds $43,104,071                              3.400%    07/01/2005   $43,100,000   $ 43,100,000
                                                                                         ------------
TOTAL REPURCHASE AGREEMENTS                                                               433,100,000
                                                                                         ------------
TOTAL INVESTMENTS -- 99.95%                                                               908,146,988
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.05%                                                495,854
                                                                                         ------------
NET ASSETS -- 100.00%                                                                    $908,642,842
                                                                                         ============

---------------
(a)  Floating Rate Note- Interest rate shown is rate in effect at June 30, 2005.
 +   See Note 2 to the Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS
  Investments in unaffiliated issuers, at amortized cost
     (Note 2)                                                  $475,046,988
  Repurchase agreements (cost $433,100,000) (Note 2)            433,100,000
  Cash                                                                  741
                                                               ------------
                                                                908,147,729
Receivables:
  Interest receivable                                               554,499
  Receivable from adviser (Note 3)                                   30,574
                                                               ------------
     Total assets                                               908,732,802
LIABILITIES
Payables:
  Investment advisory fee (Note 3)                                   67,999
  Professional fees                                                  20,670
  Accrued expenses and other liabilities                              1,291
                                                               ------------
     Total Liabilities                                               89,960
                                                               ------------
NET ASSETS                                                     $908,642,842
                                                               ============
COMPOSITION OF NET ASSETS
Paid-in capital                                                $908,641,978
Net realized gain on investments                                        864
                                                               ------------
NET ASSETS                                                     $908,642,842
                                                               ============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME
  Interest                                                     $9,528,295
                                                               ----------

EXPENSES
  Management fees (Note 3)                                        335,437
  Administration, custody and transfer agent fees (Note 3)         84,059
  Professional fees                                                21,225
  Trustees' fees                                                    9,252
  Printing fees                                                     2,794
  Other expenses                                                    6,804
                                                               ----------
     Total Expenses                                               459,571
  Less: Fee waivers/reimbursements by investment adviser
     (Note 3)                                                    (124,461)
                                                               ----------
     Total Net Expenses                                           335,110
                                                               ----------
NET INVESTMENT INCOME                                           9,193,185
                                                               ----------
Net realized gain on investments                                      864
                                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $9,194,049
                                                               ==========

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                          For the Six
                                                         Months Ended       For the Period
                                                         June 30, 2005          Ended
                                                          (Unaudited)     December 31, 2004*
                                                        ---------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income                                 $     9,193,185    $     2,116,765
  Net realized gain on investments                                  864                 --
                                                        ---------------    ---------------
     Net increase in net assets resulting from
       operations                                             9,194,049          2,116,765
                                                        ---------------    ---------------

CAPITAL TRANSACTIONS
  Proceeds from contributions                             3,748,990,133      1,620,664,197
  Fair value of withdrawals                              (3,231,256,845)    (1,241,065,457)
                                                        ---------------    ---------------
     Net increase in net assets from capital
       transactions                                         517,733,288        379,598,740
                                                        ---------------    ---------------
TOTAL NET INCREASE IN NET ASSETS                            526,927,337        381,715,505

NET ASSETS
Beginning of period                                         381,715,505                 --
                                                        ---------------    ---------------
End of period                                           $   908,642,842    $   381,715,505
                                                        ===============    ===============

---------------
* The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                                For the Six
                                                                Months Ended        Period
                                                                 6/30/2005           Ended
                                                                (Unaudited)        12/31/04*
                                                              ----------------     ---------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)                        $908,643         $381,716

  Ratios to average net assets:
     Gross operating expenses                                         0.14%**          0.18%**
     Net operating expenses                                           0.10%**          0.10%**
     Net investment income                                            2.76%**          1.71%**
     Total return(a)                                                  1.29%            0.68%

---------------
*   The Portfolio commenced operations on August 12, 2004.
(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
**  Annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At June 30, 2005, only the Portfolio, State Street Equity 500 Index Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

At June 30, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios and Funds. Expenses directly attributable to a Portfolio or Fund are charged to that Portfolio or Fund. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM (the "Adviser"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2006. For the period ended June 30, 2005, SSgA FM reimbursed the Portfolio $86,452 under this agreement. There is no agreement in place for SSgA FM to recover operating expenses previously waived or reimbursed.

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee of the average daily net assets as follows:

                                              ANNUAL PERCENTAGE OF
ASSET LEVELS                                AVERAGE DAILY NET ASSETS
------------                                ------------------------
First $200 Million                                   0.04%
Next $200 Million                                     0.03
Thereafter                                            0.02
Minimum annual fee:
Assets of $500 million and less                     $150,000
Assets of $500 million -- $2
  billion                                  $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended June 30, 2005, the Portfolio waived $38,009 under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses. The Portfolio reimburses State Street or its affiliates for its pro-rata share of the total fees.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

STATE STREET MONEY MARKET PORTFOLIO

JUNE 30, 2005 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Form N-Q is available on the SEC's website at www.sec.gov. The Trust's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT ACCOUNTANTS

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

ITEM 2.  CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5.  AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's last fiscal half year covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Master Funds

By:                        /s/James Ross
                           -----------------------------------------
                           James Ross
                           President

By:                        /s/Gary French
                           -----------------------------------------
                           Gary French
                           Treasurer

Date:                      August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/James Ross
                           -----------------------------------------
                           James Ross
                           President

By:                        /s/Gary French
                           -----------------------------------------

                           Gary French
                           Treasurer

Date:                      August 26, 2005